UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® VIP Investment Grade Central Fund VIP Investment Grade Central Fund

This semi-annual shareholder report contains information about Fidelity® VIP Investment Grade Central Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investment Grade Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$3,119,027,408
Number of Holdings	1,907
Portfolio Turnover	119%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.5
AAA - 7.2
AA - 0.4
A - 9.1
BBB - 14.4
BB - 1.7
B - 0.9
Not Rated - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.4
Corporate Bonds - 24.1
U.S. Government Agency - Mortgage Securities - 18.1
Asset-Backed Securities - 8.0
CMOs and Other Mortgage Related Securities - 3.8
Other Investments - 0.1
Foreign Government and Government Agency Obligations - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.4
Grand Cayman (UK Overseas Ter) - 5.4
Mexico - 0.8
United Kingdom - 0.7
Ireland - 0.5
Bailiwick Of Jersey - 0.5
Netherlands - 0.4
Switzerland - 0.3
France - 0.3
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.8
US Treasury Bonds	11.6
Fannie Mae Mortgage pass-thru certificates	5.8
Ginnie Mae II Pool	4.8
Freddie Mac Gold Pool	4.2
Uniform Mortgage Backed Securities	2.2
Morgan Stanley	1.4
JPMorgan Chase & Co	1.4
Bank of America Corp	1.2
Wells Fargo & Co	0.9
67.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916116.101    1619-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® VIP Investment Grade Central Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® VIP Investment Grade Central Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 8.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6224% 7/20/2037 (b)(c)(d)	2,147,000	2,151,294
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	758,000	760,491
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/19/2037 (b)(c)(d)	4,137,000	4,148,770
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	2,445,000	2,450,377
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)	2,057,000	2,064,771
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)	2,092,000	2,104,581
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.7795% 7/20/2037 (b)(c)(d)	1,856,000	1,862,177
TOTAL BAILIWICK OF JERSEY		15,542,461
BERMUDA - 0.1%
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5993% 4/23/2035 (b)(c)(d)	2,380,000	2,380,285
GRAND CAYMAN (UK OVERSEAS TER) - 5.4%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	2,190,000	2,196,023
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5211% 4/20/2034 (b)(c)(d)	3,132,569	3,133,246
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.7605% 4/16/2037 (b)(c)(d)	2,577,000	2,584,311
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 7/20/2034 (b)(c)(d)	1,532,085	1,534,582
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7095% 7/21/2037 (b)(c)(d)	3,308,000	3,317,593
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	2,116,187	2,116,187
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 0% 7/15/2038 (b)(c)(d)	2,687,000	2,687,001
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5734% 4/25/2034 (b)(c)(d)	1,039,487	1,040,367
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6261% 10/15/2037 (b)(c)(d)	1,386,000	1,388,869
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5279% 4/15/2038 (b)(c)(d)	2,126,000	2,137,015
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.5877% 4/15/2034 (b)(c)(d)	2,173,138	2,174,811
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5161% 1/15/2038 (b)(c)(d)	1,292,000	1,293,355
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0195% 1/20/2037 (b)(c)(d)	3,122,000	3,133,252
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)	2,095,000	2,100,298
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5634% 4/25/2034 (b)(c)(d)	2,282,638	2,285,692
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	2,122,000	2,117,767
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.5798% 1/17/2035 (b)(c)(d)	2,810,000	2,815,131
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6477% 1/15/2035 (b)(c)(d)	1,601,217	1,603,500
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)	1,648,000	1,650,942
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.6918% 7/25/2037 (b)(c)(d)	2,843,000	2,850,369
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	1,960,000	1,954,710
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1195% 7/20/2036 (b)(c)(d)	1,848,000	1,850,931
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.5924% 4/20/2035 (b)(c)(d)	2,429,000	2,428,988
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)	1,562,000	1,564,535
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	1,887,884	1,892,415
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)	2,425,000	2,411,912
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 10/20/2034 (b)(c)(d)	1,944,015	1,942,137
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5695% 4/20/2035 (b)(c)(d)	2,990,000	2,990,356
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.7995% 4/18/2037 (b)(c)(d)	2,356,000	2,363,815
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 7/15/2037 (b)(c)(d)	2,806,000	2,811,230
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7136% 2/20/2035 (b)(c)(d)	2,075,083	2,076,044
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.7677% 1/15/2034 (b)(c)(d)	444,749	445,067
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)	2,219,000	2,225,708
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 10/15/2037 (b)(c)(d)	2,283,000	2,289,561
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	2,121,000	2,116,018
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)	2,662,000	2,665,721
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 1.29% 10/22/2038 (b)(c)(d)(e)	2,133,000	2,133,000
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/19/2037 (b)(c)(d)	2,396,000	2,408,910
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	971,132	938,083
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.664% 10/22/2034 (b)(c)(d)	1,367,988	1,368,757
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	2,115,000	2,121,442
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	1,534,000	1,529,622
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8724% 1/22/2037 (b)(c)(d)	1,000,000	1,002,921
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 4/19/2034 (b)(c)(d)	2,186,940	2,189,203
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.634% 1/22/2035 (b)(c)(d)	1,888,747	1,889,808
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.7918% 4/25/2037 (b)(c)(d)	2,724,000	2,731,812
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	1,390,072	1,391,090
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 10/20/2034 (b)(c)(d)	461,006	461,261
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6363% 7/25/2038 (b)(c)(d)	2,169,000	2,176,049
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6318% 10/25/2037 (b)(c)(d)	2,357,478	2,363,494
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	1,483,000	1,487,059
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	1,342,000	1,345,001
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5511% 4/20/2034 (b)(c)(d)	1,823,166	1,823,952
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6734% 1/25/2035 (b)(c)(d)	5,340,000	5,347,311
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6061% 7/15/2037 (b)(c)(d)	2,086,000	2,091,469
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	1,997,000	2,003,175
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.4961% 1/15/2038 (b)(c)(d)	2,717,000	2,725,396
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	2,531,000	2,535,543
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/18/2038 (b)(c)(d)	2,147,000	2,152,939
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 7/20/2037 (b)(c)(d)	3,605,000	3,612,668
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)	2,452,000	2,456,879
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.6252% 4/20/2038 (b)(c)(d)	1,397,000	1,398,204
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)	1,921,000	1,927,314
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/20/2037 (b)(c)(d)	3,069,000	3,078,388
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9195% 4/20/2037 (b)(c)(d)	250,000	250,506
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.462% 2/20/2038 (b)(c)(d)	1,936,000	1,931,830
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	834,000	835,775
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 0% 7/15/2033 (b)(c)(d)(e)	2,158,000	2,158,000
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	1,178,861	1,179,043
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.1206% 2/15/2033 (b)(c)(d)	2,428,000	2,420,043
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6611% 10/20/2034 (b)(c)(d)	760,982	761,426
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (b)	1,014,508	979,111
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2034 (b)(c)(d)	2,604,698	2,608,605
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)	1,065,000	1,069,445
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.5961% 1/15/2037 (b)(c)(d)	2,626,000	2,630,173
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/17/2038 (b)(c)(d)	1,771,000	1,771,000
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	1,886,000	1,890,760
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	1,797,217	1,797,731
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	687,777	684,411
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	1,065,187	1,030,961
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0695% 1/20/2037 (b)(c)(d)	2,387,000	2,395,753
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	1,190,000	1,195,355
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	648,000	648,938
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		165,119,075
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	913,758	922,651
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	1,736,000	1,733,967
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7818% 7/27/2037 (b)(c)(d)	2,418,000	2,425,037
TOTAL MULTI-NATIONAL		4,159,004
UNITED STATES - 1.9%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	1,579,628	1,621,135
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,442,556	1,480,461
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	1,295,474	1,318,850
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	380,464	378,034
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (b)	75,249	73,836
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	954,247	906,617
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	2,439,236	2,270,115
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	1,759,931	1,794,217
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	189,073	183,618
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	1,871,153	1,754,322
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (b)(f)	657,965	656,838
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)	239,114	232,441
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	751,953	712,487
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)	666,261	553,012
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	83,721	82,480
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	1,714,948	1,696,408
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	4,605,945	4,015,853
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	849,200	817,472
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.7661% 7/15/2037 (b)(c)(d)	2,272,000	2,278,271
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	2,975,159	3,027,981
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,690,000	1,709,239
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4618% 1/25/2038 (b)(c)(d)	2,081,000	2,081,006
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	670,893	640,685
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (b)	3,263,688	3,234,369
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	1,795,500	1,823,428
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	428,408	433,634
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	1,404,270	1,336,747
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	1,522,845	1,482,805
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	1,360,305	1,255,295
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	955,167	912,242
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	733,000	721,011
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	560,000	529,362
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	1,465,000	1,489,493
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	1,943,235	1,991,729
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	3,727,270	3,789,657
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	2,215,865	2,269,876
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	2,649,685	2,621,308
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	2,763,115	2,747,324
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	1,307,430	1,302,302
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2937% 9/25/2034 (c)(d)	2,041	2,111
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	1,785,000	1,804,824
TOTAL UNITED STATES		60,032,895
TOTAL ASSET-BACKED SECURITIES (Cost $248,101,876)		248,156,371

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	847,000	867,802
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,368,000	2,448,051

TOTAL BANK NOTES (Cost $3,278,549)		3,315,853

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	9,253	9,488
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	343	319
TOTAL UNITED STATES		9,807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,275)		9,807

Commercial Mortgage Securities - 3.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.8%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	920,849	879,138
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	265,000	247,696
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	1,283,272	1,279,262
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.862% 1/15/2039 (b)(c)(d)	242,144	240,347
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.462% 1/15/2039 (b)(c)(d)	173,219	171,632
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	118,089	115,864
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	201,824	186,085
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5058% 9/15/2056 (d)	1,307,000	1,405,141
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	420,518	413,905
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	2,882,896	2,822,354
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	389,846	376,977
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6539% 3/15/2041 (b)(c)(d)	1,158,518	1,159,966
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6837% 6/15/2041 (b)(c)(d)	1,665,000	1,667,081
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9533% 6/15/2041 (b)(c)(d)	822,000	823,028
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.153% 6/15/2041 (b)(c)(d)	581,000	581,726
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(d)	4,579,000	4,637,113
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7034% 3/15/2041 (b)(c)(d)	5,428,689	5,433,779
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8028% 4/15/2037 (b)(c)(d)	1,583,738	1,584,727
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.9531% 5/15/2041 (b)(d)	2,925,317	2,928,974
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	780,087	774,236
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6583% 4/15/2034 (b)(c)(d)	1,007,281	994,061
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9583% 4/15/2034 (b)(c)(d)	665,897	655,076
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2583% 4/15/2034 (b)(c)(d)	699,023	685,916
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (b)(d)	5,519,000	5,077,307
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	2,648,253	2,642,461
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)	396,287	394,553
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)	530,325	527,342
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7248% 10/15/2036 (b)(c)(d)	514,682	511,465
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.374% 10/15/2036 (b)(c)(d)	1,789,733	1,780,784
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3247% 2/15/2039 (b)(c)(d)	1,903,830	1,902,641
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6241% 2/15/2039 (b)(c)(d)	758,100	757,152
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8735% 2/15/2039 (b)(c)(d)	758,100	756,212
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2726% 2/15/2039 (b)(c)(d)	758,100	756,205
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0732% 12/9/2040 (b)(c)(d)	1,346,813	1,350,590
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5026% 12/9/2040 (b)(c)(d)	297,860	298,787
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9519% 12/9/2040 (b)(c)(d)	161,102	161,577
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6046% 12/15/2039 (b)(c)(d)	755,797	756,506
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7551% 4/15/2040 (b)(c)(d)	4,645,000	4,643,548
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7118% 6/15/2035 (b)(c)(d)	816,000	817,272
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7536% 4/15/2041 (b)(c)(d)	3,742,188	3,750,281
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0033% 4/15/2041 (b)(c)(d)	596,702	597,635
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.2529% 4/15/2041 (b)(c)(d)	495,154	495,928
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4556% 3/15/2030 (b)(c)(d)	6,080,000	6,042,000
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7052% 3/15/2030 (b)(c)(d)	890,000	883,325
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.855% 3/15/2030 (b)(c)(d)	1,254,000	1,243,028
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	278,000	277,826
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	213,047	212,981
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2518% 4/15/2037 (b)(c)(d)	970,200	971,110
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6018% 4/15/2037 (b)(c)(d)	219,100	219,374
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1508% 4/15/2037 (b)(c)(d)	183,400	183,743
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7538% 2/15/2039 (b)(c)(d)	2,715,909	2,719,295
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1033% 2/15/2039 (b)(c)(d)	350,379	351,145
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.003% 3/15/2041 (b)(c)(d)	927,835	928,995
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2526% 3/15/2041 (b)(c)(d)	1,231,674	1,233,213
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4618% 2/15/2035 (b)(c)(d)	2,038,000	2,031,122
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,918,461	2,807,827
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	850,545	844,023
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	563,000	576,686
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	3,654,041	3,649,473
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5467% 11/15/2038 (b)(c)(d)	1,013,820	1,012,553
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	1,039,566	1,039,891
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)	591,832	592,016
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	2,141,746	2,143,085
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)	880,029	881,129
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	1,559,690	1,553,877
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)	241,085	239,587
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)	2,497,757	2,482,240
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (b)	223,602	166,583
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)	386,779	245,605
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.607% 5/15/2039 (b)(c)(d)	3,430,000	3,322,813
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1057% 5/15/2039 (b)(c)(d)	2,383,000	2,168,530
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4049% 5/15/2039 (b)(c)(d)	1,335,000	1,201,500
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8537% 5/15/2039 (b)(c)(d)	1,187,000	1,062,505
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5265% 3/15/2038 (b)(c)(d)	36,263	36,059
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 3/15/2038 (b)(c)(d)	330,648	328,169
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2038 (b)(c)(d)	288,995	286,105
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,895,246	1,877,187
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4008% 11/15/2040 (b)(c)(d)	429,800	429,934
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)	804,800	805,303
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	607,128	618,406
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3118% 2/15/2039 (b)(c)(d)	642,000	631,982
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9618% 2/15/2039 (b)(c)(d)	334,000	327,023
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.157% 11/15/2038 (b)(c)(d)	2,830,547	2,828,779
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.506% 11/15/2038 (b)(c)(d)	1,734,655	1,733,570
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7552% 11/15/2038 (b)(c)(d)	737,143	736,682
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0044% 11/15/2038 (b)(c)(d)	484,482	484,179
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5547% 12/15/2039 (b)(c)(d)	2,518,000	2,517,210
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9042% 12/15/2039 (b)(c)(d)	613,000	611,466
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3036% 12/15/2039 (b)(c)(d)	452,000	450,870
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	1,766,729	1,500,313
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (b)	113,488	91,490
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	1,349,000	1,342,372
TOTAL UNITED STATES		118,966,509
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $120,777,487)		118,966,509

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (b)	966,000	905,287
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)	736,000	570,864
TOTAL SAUDI ARABIA		1,476,151
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,691,637)		1,476,151

Non-Convertible Corporate Bonds - 24.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	802,000	759,514
Westpac Banking Corp 4.11% 7/24/2034 (d)	1,139,000	1,100,689

TOTAL AUSTRALIA		1,860,203
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,135,000	1,094,997
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	3,472,000	3,555,925

TOTAL BELGIUM		4,650,922
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5.85% 2/1/2035	766,000	778,912
Cenovus Energy Inc 3.75% 2/15/2052	2,600,000	1,765,659
Cenovus Energy Inc 5.25% 6/15/2037	1,010,000	951,497
Enbridge Inc 4.25% 12/1/2026	544,000	542,945
		4,039,013
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	580,000	573,656
TOTAL CANADA		4,612,669
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	2,966,000	3,085,541
Societe Generale SA 1.488% 12/14/2026 (b)(d)	2,986,000	2,942,530
Societe Generale SA 5.5% 4/13/2029 (b)(d)	2,025,000	2,061,203

TOTAL FRANCE		8,089,274
GERMANY - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	600,000	604,543
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	1,600,000	1,680,756
		2,285,299
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	1,338,000	1,334,234
TOTAL GERMANY		3,619,533
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (b)	1,070,000	822,455
IRELAND - 0.5%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,236,000	1,204,206
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,295,000	1,233,714
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,385,000	1,254,796
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	959,000	957,378
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	4,054,000	4,186,088
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	1,112,000	1,112,710
		9,948,892
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	485,000	482,184
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	1,433,000	1,424,362
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	219,000	220,593
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	1,183,000	1,203,697
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	2,774,000	2,892,594
		6,223,430
TOTAL IRELAND		16,172,322
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	3,922,000	3,930,687
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 4.5% 1/23/2026	1,632,000	1,609,560
Petroleos Mexicanos 5.95% 1/28/2031	1,957,000	1,764,431
Petroleos Mexicanos 6.35% 2/12/2048	4,049,000	2,817,699
Petroleos Mexicanos 6.49% 1/23/2027	1,175,000	1,166,775
Petroleos Mexicanos 6.5% 1/23/2029	1,705,000	1,669,007
Petroleos Mexicanos 6.5% 3/13/2027	1,481,000	1,470,633
Petroleos Mexicanos 6.7% 2/16/2032	5,440,000	5,050,497
Petroleos Mexicanos 6.75% 9/21/2047	3,713,000	2,689,697
Petroleos Mexicanos 6.84% 1/23/2030	1,194,000	1,152,091
Petroleos Mexicanos 6.95% 1/28/2060	2,417,000	1,737,581
Petroleos Mexicanos 7.69% 1/23/2050	4,972,000	3,903,020

TOTAL MEXICO		25,030,991
NETHERLANDS - 0.4%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)	9,000,000	9,121,199
Cooperatieve Rabobank UA 4.375% 8/4/2025	2,285,000	2,283,892

TOTAL NETHERLANDS		11,405,091
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)	409,102	427,127
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(d)	1,788,000	1,729,292
UBS Group AG 3.869% 1/12/2029 (b)(d)	1,233,000	1,213,971
UBS Group AG 4.125% 9/24/2025 (b)	1,614,000	1,611,316
UBS Group AG 4.194% 4/1/2031 (b)(d)	2,950,000	2,888,757
UBS Group AG 4.55% 4/17/2026	790,000	790,142
		8,233,478
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	200,000	199,200
TOTAL SWITZERLAND		8,432,678
UNITED KINGDOM - 0.7%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,030,000	1,118,601
Imperial Brands Finance PLC 4.25% 7/21/2025 (b)	490,000	489,834
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,136,000	1,172,487
Reynolds American Inc 5.7% 8/15/2035	373,000	380,767
Reynolds American Inc 6.15% 9/15/2043	1,227,000	1,241,306
Reynolds American Inc 7.25% 6/15/2037	909,000	1,016,143
		5,419,138
Financials - 0.5%
Banks - 0.5%
Barclays PLC 5.088% 6/20/2030 (d)	2,253,000	2,263,857
Barclays PLC 5.2% 5/12/2026	1,908,000	1,916,604
Barclays PLC 5.829% 5/9/2027 (d)	2,670,000	2,697,186
Barclays PLC 6.224% 5/9/2034 (d)	2,277,000	2,416,706
Barclays PLC 6.49% 9/13/2029 (d)	642,000	678,763
Barclays PLC 6.692% 9/13/2034 (d)	3,300,000	3,602,669
NatWest Group PLC 3.073% 5/22/2028 (d)	1,427,000	1,391,445
		14,967,230
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)	696,000	664,157
TOTAL UNITED KINGDOM		21,050,525
UNITED STATES - 20.6%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	4,584,000	3,836,377
AT&T Inc 3.65% 9/15/2059	712,000	477,684
AT&T Inc 3.8% 12/1/2057	4,678,000	3,273,203
AT&T Inc 4.3% 2/15/2030	859,000	856,205
AT&T Inc 4.75% 5/15/2046	4,816,000	4,202,280
Verizon Communications Inc 2.55% 3/21/2031	1,698,000	1,522,916
Verizon Communications Inc 4.78% 2/15/2035	2,099,000	2,044,845
Verizon Communications Inc 4.862% 8/21/2046	2,282,000	2,036,825
Verizon Communications Inc 5.012% 4/15/2049	89,000	81,630
		18,331,965
Entertainment - 0.3%
Walt Disney Co/The 3.8% 3/22/2030	7,061,000	6,952,239
Walt Disney Co/The 4.7% 3/23/2050	2,229,000	1,990,305
		8,942,544
Media - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	1,100,000	1,013,083
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	369,000	311,341
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,073,000	1,010,307
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	816,000	652,856
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	273,000	272,979
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	850,000	858,103
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	5,834,000	5,063,390
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,073,000	907,301
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,545,000	1,617,529
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	842,000	834,288
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,067,000	1,138,444
Comcast Corp 2.937% 11/1/2056	2,100,000	1,233,018
Comcast Corp 3.9% 3/1/2038	329,000	286,144
Comcast Corp 4.65% 7/15/2042	779,000	692,022
Discovery Communications LLC 3.625% 5/15/2030	1,843,000	1,627,093
Discovery Communications LLC 4.125% 5/15/2029	64,000	59,443
Discovery Communications LLC 5% 9/20/2037	2,600,000	1,864,584
Time Warner Cable LLC 4.5% 9/15/2042	283,000	225,405
Time Warner Cable LLC 5.5% 9/1/2041	521,000	473,729
Time Warner Cable LLC 5.875% 11/15/2040	460,000	441,629
Time Warner Cable LLC 6.55% 5/1/2037	6,199,000	6,402,446
Time Warner Cable LLC 7.3% 7/1/2038	1,160,000	1,264,972
Warnermedia Holdings Inc 3.755% 3/15/2027	184,000	178,939
Warnermedia Holdings Inc 4.054% 3/15/2029	406,000	377,166
Warnermedia Holdings Inc 4.279% 3/15/2032	1,144,000	962,390
Warnermedia Holdings Inc 5.05% 3/15/2042	996,000	671,055
Warnermedia Holdings Inc 5.141% 3/15/2052	393,000	242,678
		30,682,334
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.75% 4/15/2027	1,871,000	1,851,463
T-Mobile USA Inc 3.875% 4/15/2030	2,705,000	2,627,144
T-Mobile USA Inc 4.375% 4/15/2040	404,000	357,979
T-Mobile USA Inc 4.5% 4/15/2050	793,000	655,694
		5,492,280
TOTAL COMMUNICATION SERVICES		63,449,123

Consumer Discretionary - 0.3%
Automobiles - 0.0%
General Motors Financial Co Inc 5.85% 4/6/2030	953,000	985,183
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	517,000	510,629
McDonald's Corp 3.6% 7/1/2030	615,000	594,926
		1,105,555
Specialty Retail - 0.3%
AutoNation Inc 4.75% 6/1/2030	234,000	232,665
AutoZone Inc 4% 4/15/2030	1,629,000	1,594,855
Lowe's Cos Inc 3.35% 4/1/2027	211,000	207,857
Lowe's Cos Inc 3.75% 4/1/2032	649,000	612,087
Lowe's Cos Inc 4.25% 4/1/2052	2,647,000	2,071,820
Lowe's Cos Inc 4.45% 4/1/2062	2,720,000	2,110,707
Lowe's Cos Inc 4.5% 4/15/2030	1,170,000	1,178,928
O'Reilly Automotive Inc 4.2% 4/1/2030	361,000	357,337
		8,366,256
TOTAL CONSUMER DISCRETIONARY		10,456,994

Consumer Staples - 0.6%
Beverages - 0.2%
Molson Coors Beverage Co 3% 7/15/2026	2,300,000	2,265,772
Molson Coors Beverage Co 5% 5/1/2042	4,016,000	3,663,082
		5,928,854
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.8% 3/1/2030 (b)	2,106,000	2,133,799
Mars Inc 5% 3/1/2032 (b)	1,581,000	1,602,018
Mars Inc 5.2% 3/1/2035 (b)	1,314,000	1,329,741
Mars Inc 5.65% 5/1/2045 (b)	1,278,000	1,281,090
Mars Inc 5.7% 5/1/2055 (b)	2,548,000	2,541,780
		8,888,428
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	220,000	204,649
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	1,696,000	1,378,655
Altria Group Inc 4.5% 5/2/2043	1,137,000	947,871
Altria Group Inc 4.8% 2/14/2029	311,000	314,450
Altria Group Inc 5.95% 2/14/2049	407,000	404,743
		3,045,719
TOTAL CONSUMER STAPLES		18,067,650

Energy - 1.7%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	18,000	17,931
Halliburton Co 4.85% 11/15/2035	661,000	636,185
		654,116
Oil, Gas & Consumable Fuels - 1.7%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	394,000	415,918
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	1,061,000	1,113,289
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	317,000	327,353
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	571,000	590,151
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	342,000	360,478
DCP Midstream Operating LP 5.6% 4/1/2044	376,000	343,033
DCP Midstream Operating LP 6.45% 11/3/2036 (b)	760,000	779,585
DCP Midstream Operating LP 6.75% 9/15/2037 (b)	1,037,000	1,091,951
Energy Transfer LP 3.75% 5/15/2030	710,000	681,216
Energy Transfer LP 4.95% 6/15/2028	1,242,000	1,260,446
Energy Transfer LP 5% 5/15/2050	2,045,000	1,708,946
Energy Transfer LP 5.25% 4/15/2029	629,000	644,168
Energy Transfer LP 5.4% 10/1/2047	414,000	368,675
Energy Transfer LP 5.8% 6/15/2038	692,000	694,322
Energy Transfer LP 6% 6/15/2048	451,000	433,077
Energy Transfer LP 6.25% 4/15/2049	432,000	426,114
Enterprise Products Operating LLC 3.7% 2/15/2026	1,472,000	1,464,577
Hess Corp 4.3% 4/1/2027	1,500,000	1,496,482
Hess Corp 5.6% 2/15/2041	4,059,000	4,030,411
Hess Corp 7.125% 3/15/2033	308,000	348,790
Hess Corp 7.3% 8/15/2031	411,000	466,137
Hess Corp 7.875% 10/1/2029	1,346,000	1,514,844
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	141,000	150,764
Kinder Morgan Inc 5.55% 6/1/2045	747,000	704,645
MPLX LP 4.8% 2/15/2029	345,000	348,300
MPLX LP 4.95% 9/1/2032	2,116,000	2,096,430
MPLX LP 5.5% 2/15/2049	1,036,000	935,424
Occidental Petroleum Corp 6.2% 3/15/2040	521,000	509,782
Occidental Petroleum Corp 6.45% 9/15/2036	1,412,000	1,444,649
Occidental Petroleum Corp 6.6% 3/15/2046	1,751,000	1,725,511
Occidental Petroleum Corp 7.5% 5/1/2031	2,356,000	2,593,108
ONEOK Inc 4.25% 9/24/2027	752,000	750,735
ONEOK Inc 4.4% 10/15/2029	786,000	779,979
ONEOK Inc 4.75% 10/15/2031	1,529,000	1,513,831
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	405,000	387,122
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	2,447,000	2,442,906
Targa Resources Corp 4.9% 9/15/2030	1,131,000	1,140,548
Targa Resources Corp 5.65% 2/15/2036	2,723,000	2,748,591
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	312,000	294,271
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	1,007,000	760,554
Western Gas Partners LP 4.5% 3/1/2028	613,000	609,259
Western Gas Partners LP 4.65% 7/1/2026	2,778,000	2,772,158
Western Gas Partners LP 4.75% 8/15/2028	354,000	353,826
Western Gas Partners LP 6.35% 1/15/2029	978,000	1,023,853
Williams Cos Inc/The 3.5% 11/15/2030	2,609,000	2,466,408
Williams Cos Inc/The 4.65% 8/15/2032	2,206,000	2,163,782
Williams Cos Inc/The 5.3% 8/15/2052	500,000	456,198
		51,732,597
TOTAL ENERGY		52,386,713

Financials - 10.6%
Banks - 4.8%
Bank of America Corp 2.299% 7/21/2032 (d)	4,656,000	4,057,349
Bank of America Corp 3.419% 12/20/2028 (d)	5,817,000	5,686,023
Bank of America Corp 4.25% 10/22/2026	1,307,000	1,304,620
Bank of America Corp 4.45% 3/3/2026	465,000	464,505
Bank of America Corp 4.623% 5/9/2029 (d)	5,903,000	5,940,461
Bank of America Corp 5.015% 7/22/2033 (d)	17,054,000	17,253,673
Bank of America Corp 5.468% 1/23/2035 (d)	1,410,000	1,448,547
Citigroup Inc 4.3% 11/20/2026	532,000	531,231
Citigroup Inc 4.412% 3/31/2031 (d)	3,258,000	3,223,424
Citigroup Inc 4.45% 9/29/2027	5,245,000	5,250,034
Citigroup Inc 4.6% 3/9/2026	673,000	672,905
Citigroup Inc 4.91% 5/24/2033 (d)	3,492,000	3,484,174
Citigroup Inc 5.5% 9/13/2025	1,694,000	1,696,040
Citigroup Inc 6.174% 5/25/2034 (d)	1,574,000	1,647,709
Citigroup Inc 6.27% 11/17/2033 (d)	7,000,000	7,537,404
Citizens Financial Group Inc 2.638% 9/30/2032	1,490,000	1,255,416
Citizens Financial Group Inc 5.841% 1/23/2030 (d)	9,000,000	9,321,677
Fifth Third Bancorp 4.895% 9/6/2030 (d)	3,000,000	3,033,279
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	1,324,000	1,224,303
JPMorgan Chase & Co 4.125% 12/15/2026	4,319,000	4,314,056
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	3,926,000	3,921,067
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	12,887,000	12,754,820
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	5,229,000	5,259,272
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	2,202,000	2,256,619
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	4,500,000	4,614,655
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	2,615,000	2,710,038
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	2,500,000	2,605,744
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	1,754,000	1,697,909
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	2,600,000	2,710,955
Wells Fargo & Co 3.526% 3/24/2028 (d)	2,893,000	2,852,857
Wells Fargo & Co 4.478% 4/4/2031 (d)	4,386,000	4,365,302
Wells Fargo & Co 4.897% 7/25/2033 (d)	5,000,000	5,000,972
Wells Fargo & Co 5.013% 4/4/2051 (d)	4,931,000	4,489,762
Wells Fargo & Co 5.15% 4/23/2031 (d)	2,981,000	3,053,030
Wells Fargo & Co 5.244% 1/24/2031 (d)	4,173,000	4,280,820
Wells Fargo & Co 5.499% 1/23/2035 (d)	1,539,000	1,578,272
Wells Fargo & Co 5.605% 4/23/2036 (d)	2,633,000	2,717,834
		146,216,758
Capital Markets - 3.2%
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	1,840,000	1,840,903
Ares Strategic Income Fund 5.7% 3/15/2028	8,922,000	8,994,108
Ares Strategic Income Fund 5.8% 9/9/2030 (b)	1,489,000	1,494,202
Athene Global Funding 5.339% 1/15/2027 (b)	4,132,000	4,180,856
Athene Global Funding 5.583% 1/9/2029 (b)	2,079,000	2,137,019
Blackstone Private Credit Fund 7.05% 9/29/2025	2,656,000	2,670,623
Blackstone Private Credit Fund 7.3% 11/27/2028	3,100,000	3,306,134
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	2,893,000	2,526,590
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	4,837,000	4,353,526
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	12,774,000	12,592,427
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,751,000	4,636,335
Goldman Sachs Group Inc/The 4.25% 10/21/2025	696,000	695,146
Goldman Sachs Group Inc/The 6.75% 10/1/2037	689,000	756,370
HPS Corporate Lending Fund 5.45% 1/14/2028	5,651,000	5,666,928
Moody's Corp 3.25% 1/15/2028	732,000	716,659
Morgan Stanley 3.125% 7/27/2026	6,737,000	6,652,771
Morgan Stanley 3.622% 4/1/2031 (d)	3,078,000	2,951,671
Morgan Stanley 3.625% 1/20/2027	3,374,000	3,344,942
Morgan Stanley 4.431% 1/23/2030 (d)	1,348,000	1,346,105
Morgan Stanley 4.889% 7/20/2033 (d)	6,522,000	6,528,576
Morgan Stanley 5% 11/24/2025	4,489,000	4,495,733
Morgan Stanley 5.192% 4/17/2031 (d)	1,996,000	2,046,159
Morgan Stanley 5.25% 4/21/2034 (d)	2,830,000	2,878,812
Morgan Stanley 5.424% 7/21/2034 (d)	3,524,000	3,609,994
Morgan Stanley 5.664% 4/17/2036 (d)	1,583,000	1,640,380
Morgan Stanley 6.296% 10/18/2028 (d)	2,500,000	2,604,190
Morgan Stanley 6.342% 10/18/2033 (d)	5,000,000	5,428,539
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	1,118,000	1,144,435
		101,240,133
Consumer Finance - 1.1%
Ally Financial Inc 5.543% 1/17/2031 (d)	451,000	457,337
Ally Financial Inc 5.737% 5/15/2029 (d)	555,000	564,881
Ally Financial Inc 6.184% 7/26/2035 (d)	2,021,000	2,061,376
Ally Financial Inc 6.7% 2/14/2033	2,979,000	3,103,923
Ally Financial Inc 7.1% 11/15/2027	2,560,000	2,697,606
Ally Financial Inc 8% 11/1/2031	829,000	943,916
Capital One Financial Corp 3.273% 3/1/2030 (d)	1,912,000	1,828,845
Capital One Financial Corp 3.65% 5/11/2027	4,134,000	4,089,814
Capital One Financial Corp 3.8% 1/31/2028	2,165,000	2,136,429
Capital One Financial Corp 4.1% 2/9/2027	875,000	870,902
Capital One Financial Corp 4.5% 1/30/2026	1,437,000	1,436,306
Capital One Financial Corp 4.927% 5/10/2028 (d)	2,300,000	2,316,837
Capital One Financial Corp 4.985% 7/24/2026 (d)	2,151,000	2,150,903
Capital One Financial Corp 5.247% 7/26/2030 (d)	2,770,000	2,831,699
Capital One Financial Corp 5.468% 2/1/2029 (d)	1,952,000	1,998,807
Capital One Financial Corp 5.817% 2/1/2034 (d)	2,680,000	2,764,741
Synchrony Financial 3.95% 12/1/2027	2,356,000	2,316,713
		34,571,035
Financial Services - 0.7%
Corebridge Financial Inc 3.65% 4/5/2027	2,280,000	2,249,839
Corebridge Financial Inc 3.85% 4/5/2029	904,000	885,741
Corebridge Financial Inc 3.9% 4/5/2032	1,076,000	1,009,945
Corebridge Financial Inc 4.35% 4/5/2042	245,000	205,642
Corebridge Financial Inc 4.4% 4/5/2052	724,000	578,434
Corebridge Global Funding 4.9% 12/3/2029 (b)	3,000,000	3,042,187
Corebridge Global Funding 5.9% 9/19/2028 (b)	1,659,000	1,733,348
Equitable Holdings Inc 4.35% 4/20/2028	1,304,000	1,301,524
Equitable Holdings Inc 4.572% 2/15/2029 (b)	450,000	448,968
Jackson Financial Inc 3.125% 11/23/2031	273,000	241,684
Jackson Financial Inc 5.17% 6/8/2027	1,014,000	1,027,454
Jackson Financial Inc 5.67% 6/8/2032	1,092,000	1,113,917
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	3,400,000	2,976,571
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	320,000	292,605
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	1,340,000	1,367,336
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	122,000	124,795
Pine Street Trust II 5.568% 2/15/2049 (b)	1,748,000	1,595,955
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	1,928,000	1,963,225
		22,159,170
Insurance - 0.8%
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	3,419,000	3,173,812
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)	1,255,000	1,255,813
Marsh & McLennan Cos Inc 4.375% 3/15/2029	1,220,000	1,224,682
Marsh & McLennan Cos Inc 4.75% 3/15/2039	560,000	532,073
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	1,782,000	1,178,892
MetLife Inc 5.3% 12/15/2034	4,063,000	4,173,830
Pacific LifeCorp 5.125% 1/30/2043 (b)	1,611,000	1,490,917
Reinsurance Group of America Inc 6% 9/15/2033	3,764,000	3,945,316
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)	1,640,000	1,474,275
Unum Group 3.875% 11/5/2025	1,491,000	1,485,477
Unum Group 4% 6/15/2029	1,353,000	1,328,070
Unum Group 4.046% 8/15/2041 (b)	101,000	80,691
Unum Group 5.75% 8/15/2042	2,118,000	2,041,822
Western-Southern Global Funding 4.9% 5/1/2030 (b)	871,000	879,194
		24,264,864
TOTAL FINANCIALS		328,451,960

Health Care - 1.1%
Biotechnology - 0.1%
Amgen Inc 5.15% 3/2/2028	1,463,000	1,494,837
Amgen Inc 5.25% 3/2/2030	1,336,000	1,376,590
Amgen Inc 5.25% 3/2/2033	1,508,000	1,544,227
		4,415,654
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	3,009,000	2,794,263
Centene Corp 2.625% 8/1/2031	1,403,000	1,202,095
Centene Corp 3.375% 2/15/2030	1,564,000	1,440,496
Centene Corp 4.25% 12/15/2027	1,762,000	1,735,301
Centene Corp 4.625% 12/15/2029	2,738,000	2,663,068
Cigna Group/The 3.05% 10/15/2027	982,000	956,916
Cigna Group/The 4.375% 10/15/2028	1,860,000	1,862,237
Cigna Group/The 4.8% 8/15/2038	1,158,000	1,088,673
Cigna Group/The 4.9% 12/15/2048	1,157,000	1,010,105
CVS Health Corp 3% 8/15/2026	192,000	188,961
CVS Health Corp 3.625% 4/1/2027	551,000	544,069
CVS Health Corp 4.78% 3/25/2038	1,830,000	1,679,444
CVS Health Corp 5% 1/30/2029	1,114,000	1,130,946
CVS Health Corp 5.25% 1/30/2031	457,000	467,235
HCA Inc 3.5% 9/1/2030	1,260,000	1,191,498
HCA Inc 3.625% 3/15/2032	287,000	264,724
HCA Inc 5.625% 9/1/2028	1,311,000	1,349,050
HCA Inc 5.875% 2/1/2029	1,446,000	1,500,748
Humana Inc 3.7% 3/23/2029	827,000	801,452
Sabra Health Care LP 3.2% 12/1/2031	2,870,000	2,557,523
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	647,000	644,977
		27,073,781
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	409,000	425,449
Mylan Inc 4.55% 4/15/2028	1,227,000	1,216,793
Utah Acquisition Sub Inc 3.95% 6/15/2026	472,000	467,541
		2,109,783
TOTAL HEALTH CARE		33,599,218

Industrials - 0.4%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	909,000	915,772
Boeing Co 5.15% 5/1/2030	909,000	925,452
Boeing Co 5.705% 5/1/2040	920,000	908,904
Boeing Co 5.805% 5/1/2050	920,000	882,281
Boeing Co 5.93% 5/1/2060	908,000	863,110
Boeing Co 6.259% 5/1/2027	645,000	663,586
Boeing Co 6.298% 5/1/2029	827,000	874,264
Boeing Co 6.388% 5/1/2031	626,000	672,759
Boeing Co 6.528% 5/1/2034	670,000	727,974
Boeing Co 6.858% 5/1/2054	1,009,000	1,104,569
Boeing Co 7.008% 5/1/2064	952,000	1,045,626
		9,584,297
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	262,000	278,939
Carrier Global Corp 6.2% 3/15/2054	163,000	174,655
		453,594
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	271,000	277,552
Paychex Inc 5.35% 4/15/2032	377,000	387,121
Paychex Inc 5.6% 4/15/2035	294,000	303,897
		968,570
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	1,977,000	1,977,000
TOTAL INDUSTRIALS		12,983,461

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 6.02% 6/15/2026	342,000	345,232
Dell International LLC / EMC Corp 6.1% 7/15/2027	729,000	753,427
Dell International LLC / EMC Corp 6.2% 7/15/2030	631,000	675,233
		1,773,892
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (b)	510,000	481,001
Broadcom Inc 2.45% 2/15/2031 (b)	4,340,000	3,880,806
Broadcom Inc 2.6% 2/15/2033 (b)	4,340,000	3,712,151
Broadcom Inc 3.419% 4/15/2033 (b)	392,000	355,516
Broadcom Inc 3.5% 2/15/2041 (b)	3,113,000	2,467,202
Broadcom Inc 3.75% 2/15/2051 (b)	1,645,000	1,230,469
Marvell Technology Inc 4.75% 7/15/2030	807,000	810,573
Marvell Technology Inc 5.45% 7/15/2035	1,313,000	1,322,137
		14,259,855
Software - 0.3%
Oracle Corp 1.65% 3/25/2026	1,992,000	1,951,266
Oracle Corp 2.3% 3/25/2028	3,147,000	2,986,866
Oracle Corp 2.8% 4/1/2027	1,797,000	1,751,671
Oracle Corp 3.6% 4/1/2040	1,797,000	1,438,277
		8,128,080
TOTAL INFORMATION TECHNOLOGY		24,161,827

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	1,381,000	1,451,122
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	1,399,000	1,472,386
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	817,000	867,294
		3,790,802
Real Estate - 2.2%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	451,000	375,578
Store Capital LLC 2.75% 11/18/2030	2,676,000	2,358,231
Store Capital LLC 4.625% 3/15/2029	550,000	540,874
VICI Properties LP 4.75% 2/15/2028	2,029,000	2,040,128
VICI Properties LP 4.75% 4/1/2028	496,000	500,057
VICI Properties LP 4.95% 2/15/2030	2,648,000	2,663,491
VICI Properties LP 5.125% 5/15/2032	720,000	717,350
VICI Properties LP 5.75% 4/1/2034	374,000	382,322
Vornado Realty LP 2.15% 6/1/2026	578,000	561,453
WP Carey Inc 2.4% 2/1/2031	1,166,000	1,025,248
WP Carey Inc 3.85% 7/15/2029	391,000	380,484
		11,545,216
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	1,278,000	1,287,126
Healthcare Realty Holdings LP 3.1% 2/15/2030	402,000	372,835
Healthcare Realty Holdings LP 3.5% 8/1/2026	419,000	413,750
Healthpeak OP LLC 3.25% 7/15/2026	176,000	173,888
Healthpeak OP LLC 3.5% 7/15/2029	201,000	194,043
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,822,000	1,572,854
Omega Healthcare Investors Inc 3.375% 2/1/2031	810,000	741,210
Omega Healthcare Investors Inc 3.625% 10/1/2029	1,814,000	1,726,776
Omega Healthcare Investors Inc 4.5% 4/1/2027	4,967,000	4,976,894
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,958,000	1,966,375
Omega Healthcare Investors Inc 5.25% 1/15/2026	1,744,000	1,744,861
Ventas Realty LP 3% 1/15/2030	2,340,000	2,195,975
Ventas Realty LP 4% 3/1/2028	688,000	681,606
Ventas Realty LP 4.125% 1/15/2026	478,000	476,050
Ventas Realty LP 4.375% 2/1/2045	234,000	191,088
Ventas Realty LP 4.75% 11/15/2030	3,072,000	3,083,826
		21,799,157
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	560,000	501,838
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	1,190,000	1,090,474
Boston Properties LP 4.5% 12/1/2028	1,193,000	1,183,585
Boston Properties LP 6.75% 12/1/2027	1,655,000	1,737,903
COPT Defense Properties LP 2% 1/15/2029	199,000	181,302
COPT Defense Properties LP 2.25% 3/15/2026	510,000	500,274
COPT Defense Properties LP 2.75% 4/15/2031	509,000	450,207
Hudson Pacific Properties LP 4.65% 4/1/2029	2,374,000	2,132,952
		7,276,697
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 11/15/2027	1,415,000	1,377,417
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,792,000	1,687,823
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,334,000	2,502,452
CBRE Services Inc 2.5% 4/1/2031	1,708,000	1,509,485
Tanger Properties LP 2.75% 9/1/2031	1,346,000	1,180,317
Tanger Properties LP 3.125% 9/1/2026	1,874,000	1,840,042
		10,097,536
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	231,000	201,147
American Homes 4 Rent LP 3.625% 4/15/2032	989,000	912,549
American Homes 4 Rent LP 5.5% 7/15/2034	3,001,000	3,041,046
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,453,000	1,375,413
Sun Communities Operating LP 2.3% 11/1/2028	512,000	478,600
Sun Communities Operating LP 2.7% 7/15/2031	1,323,000	1,172,480
		7,181,235
Retail REITs - 0.3%
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,554,000	1,507,560
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,549,000	1,523,132
Brixmor Operating Partnership LP 4.125% 6/15/2026	1,425,000	1,419,572
Kite Realty Group Trust 4.75% 9/15/2030	2,980,000	2,974,585
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	473,000	486,511
Realty Income Corp 2.2% 6/15/2028	244,000	230,359
Realty Income Corp 2.85% 12/15/2032	301,000	263,433
Realty Income Corp 3.25% 1/15/2031	313,000	293,384
Realty Income Corp 3.4% 1/15/2028	489,000	479,522
Simon Property Group LP 2.45% 9/13/2029	499,000	463,685
		9,641,743
TOTAL REAL ESTATE		68,043,422

Utilities - 0.8%
Electric Utilities - 0.5%
Alabama Power Co 3.05% 3/15/2032	2,030,000	1,851,276
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,057,000	982,802
Cleco Corporate Holdings LLC 3.743% 5/1/2026	4,043,000	4,014,395
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	242,000	232,577
Duke Energy Corp 2.45% 6/1/2030	854,000	774,953
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	405,000	358,009
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	1,402,000	1,208,918
Entergy Corp 2.8% 6/15/2030	876,000	809,179
Exelon Corp 2.75% 3/15/2027	449,000	438,086
Exelon Corp 3.35% 3/15/2032	546,000	503,662
Exelon Corp 4.05% 4/15/2030	534,000	525,319
Exelon Corp 4.1% 3/15/2052	404,000	309,731
Exelon Corp 4.7% 4/15/2050	238,000	200,639
Southern Co/The 4.85% 3/15/2035	1,930,000	1,886,697
Southern Co/The 5.7% 3/15/2034	2,053,000	2,145,329
		16,241,572
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	673,000	588,365
AES Corp/The 3.95% 7/15/2030 (b)	2,298,000	2,184,770
		2,773,135
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029	2,624,000	2,475,499
NiSource Inc 3.6% 5/1/2030	1,602,000	1,536,600
Puget Energy Inc 4.1% 6/15/2030	1,032,000	996,830
Puget Energy Inc 4.224% 3/15/2032	1,875,000	1,764,588
		6,773,517
TOTAL UTILITIES		25,788,224

TOTAL UNITED STATES		641,179,394
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $778,184,001)		751,283,871

U.S. Government Agency - Mortgage Securities - 21.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.1%
Fannie Mae 2.5% 1/1/2052	253,148	211,632
Fannie Mae 2.5% 4/1/2052	1,370,113	1,149,275
Fannie Mae 2.5% 6/1/2052	813,945	687,585
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (c)(d)	724	739
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (c)(d)	857	879
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.643%, 6.905% 11/1/2036 (c)(d)	12,768	13,125
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.645%, 6.395% 5/1/2036 (c)(d)	10,161	10,458
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.564% 6/1/2042 (c)(d)	10,053	10,449
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.814% 7/1/2035 (c)(d)	917	943
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (c)(d)	5,559	5,742
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (c)(d)	2,495	2,599
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (c)(d)	4,589	4,779
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.569% 7/1/2041 (c)(d)	5,578	5,817
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (c)(d)	5,946	6,144
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.33% 10/1/2041 (c)(d)	1,492	1,536
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 7.385% 9/1/2036 (c)(d)	10,797	11,179
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.738% 7/1/2037 (c)(d)	3,778	3,924
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (c)(d)	14,660	14,878
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	1,221	1,250
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.508% 8/1/2036 (c)(d)	18,028	18,457
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.24% 10/1/2033 (c)(d)	1,641	1,674
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.464%, 6.711% 5/1/2035 (c)(d)	2,078	2,129
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	592,071	528,575
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	97,528	81,166
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,264,918	1,129,263
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,203,491	1,079,313
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	655,993	585,642
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	12,720	11,408
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	94,284	78,593
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,746,587	1,440,834
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,252,246	1,117,950
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	13,203	11,787
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	95,527	79,565
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	298,143	266,169
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,741	13,160
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	13,907	12,415
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	99,514	82,752
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	162,144	144,755
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	17,356	15,495
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	101,593	84,421
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	356,220	318,018
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	17,876	15,959
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	15,386	13,712
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	19,594	17,462
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	18,808	16,762
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	821,055	617,493
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	15,973	14,235
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	19,810	17,642
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	20,549	18,300
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	202,421	161,577
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,628,410	3,714,752
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,016,198	1,612,526
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	313,228	248,851
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	65,536	52,292
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	742,861	682,516
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	40,134	34,683
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,539,746	1,315,617
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,530,841	1,309,891
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	323,498	276,788
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	183,737	148,615
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,340,532	1,076,746
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	997,350	804,835
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,429,585	2,097,021
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,469,752	1,256,952
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	716,595	613,178
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	573,708	490,835
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	329,087	281,453
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	135,653	108,705
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	140,632	121,683
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,092	13,017
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	777,142	663,666
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	737,745	589,807
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,759,510	2,214,777
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	785,945	629,816
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	545,818	438,072
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	305,228	246,024
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,065	13,837
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,530,941	1,222,989
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,865	13,483
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	4,761,389	3,805,114
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	734,995	586,460
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,450	14,159
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,655	14,104
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	47,691	41,260
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,897,679	1,512,992
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	12,117,043	10,442,209
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	372,085	340,581
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	35,000	30,255
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,625	15,135
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	676,851	580,500
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	489,124	418,684
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	460,194	396,522
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	4,736,856	3,788,468
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	175,896	141,503
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	150,636	120,947
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	60,059	48,184
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	48,981	39,374
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	33,913	27,081
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	931,060	796,946
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	749,600	642,465
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	93,634	80,188
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	484,693	414,622
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	24,193	23,171
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	514,236	453,334
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	467,405	391,629
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	380,215	316,554
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	95,337	85,773
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	390,686	347,504
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	2,685,775	2,270,500
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,687,737	2,237,723
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	144,769	121,344
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	28,262	27,079
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	2,032,659	1,900,435
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	327,176	292,260
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	209,858	185,500
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	136,754	120,944
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,111,571	2,590,593
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,874,969	1,575,100
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,308,896	1,095,880
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,009,294	845,037
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,279,987	1,071,676
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	755,561	634,723
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	683,828	573,607
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	151,946	143,629
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	51,378	48,566
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	289,304	257,415
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	89,498	80,086
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	86,055	72,830
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	421,252	353,486
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	494,580	415,326
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	271,578	241,562
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,055,399	894,522
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	566,281	471,113
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	523,675	438,941
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	415,107	348,847
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	65,958	59,015
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	110,410	98,393
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	51,913	44,016
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,685,323	3,925,740
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,237,286	1,045,204
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,149,348	960,142
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	290,444	241,633
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	19,648	18,799
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	375,349	317,430
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,858,609	1,791,360
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	410,822	365,363
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	187,102	166,031
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	20,412	18,362
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	663,165	589,897
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	167,463	139,686
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	40,338	37,727
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	176,775	156,592
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	356,558	343,235
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	62,622	60,420
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	63,580	58,041
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	58,532	53,547
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	48,069	43,824
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,488	21,623
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,468	13,291
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,363	10,350
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,286	10,320
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,285	9,363
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,591	7,842
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,403	7,698
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,884	7,204
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,858	7,181
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,689	3,339
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	536,320	468,993
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	624,127	558,454
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	273,519	241,747
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	937,578	819,585
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	10,929	10,597
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,719	17,043
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,273	8,491
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,259	7,599
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,900	7,324
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,114	6,437
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	799,622	715,482
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	770,407	689,341
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	103,934	90,886
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,221,824	1,070,731
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	749,015	656,859
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	149,753	145,179
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	484,851	466,735
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	138,008	133,154
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	62,015	56,647
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	35,678	32,620
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,698	23,397
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,595	23,369
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,408	23,228
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,567	22,260
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,917	21,865
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,545	9,725
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,081	7,385
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,026	6,421
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,131	4,641
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,225	2,974
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	973,041	850,889
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,041,943	910,816
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	582,804	509,641
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	327,770	287,238
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	387,140	353,217
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	296,095	270,264
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	156,429	142,984
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	143,374	130,862
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	35,506	32,465
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,014	28,078
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	21,379	19,463
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,384	2,234
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	546,984	481,907
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	5,375,210	4,695,385
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,690,937	1,472,850
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	814,436	711,431
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	202,880	196,585
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	59,403	57,748
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	32,985	31,945
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	19,444	18,869
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	32,183	29,398
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	36,871	33,229
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	285,770	255,700
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	3,642,569	3,258,145
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,393,246	1,215,295
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	78,869	72,037
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	65,977	59,479
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	29,784	27,169
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	23,656	21,561
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	21,463	19,563
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,558	10,548
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	41,790	37,575
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	3,651	3,306
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	258,462	231,427
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	141,676	124,820
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	256,321	247,592
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	28,208	25,783
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	16,400	14,636
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	20,389	18,584
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	20,268	18,161
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	18,066	16,188
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	905,718	796,545
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	186,359	180,848
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	184,476	167,948
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	90,914	81,433
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	35,136	31,472
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,879	11,536
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	449,675	394,630
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	39,109	37,962
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	32,256	31,294
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	225,484	199,080
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	73,532	68,921
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	32,930	30,408
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	547,267	504,664
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	500,676	461,544
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	190,867	175,949
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	104,962	96,758
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	69,537	64,102
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	69,006	63,613
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	64,030	59,026
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	15,641	14,418
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	509,510	462,402
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	75,837	68,920
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	623,396	574,867
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	67,189	61,938
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	667,861	653,994
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	29,547	27,601
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	27,019	24,908
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	2,443,808	2,252,801
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	869,397	813,609
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	939,385	915,771
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	31,814	29,836
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	96,811	89,395
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	44,420	40,948
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	159,113	144,402
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	66,133	61,921
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	4,979	4,771
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	201,141	188,708
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	71,891	67,469
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	47,113	44,100
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	3,615	3,383
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	376,272	347,568
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	317,535	293,312
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	206,413	190,602
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	165,832	155,947
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	120,550	113,169
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	20,655	19,307
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	6,140	5,837
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	111,338	102,706
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	47,475	43,795
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	92,937	85,732
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	61,960	57,156
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	59,758	55,125
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	54,291	50,082
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	1,416,444	1,384,821
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	21,983	21,075
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	88,882	83,463
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	94,921	87,561
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	91,546	84,448
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,046,686	957,027
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	54,040	49,816
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,641	2,549
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	12,074	11,689
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	89,760	86,583
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	217,069	206,980
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,226	2,166
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,151	6,895
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	64,070	61,772
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,292	7,023
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	811,834	772,831
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	499,778	478,744
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	9,183	8,750
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	315,373	296,220
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,090,564	1,024,879
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	2,911	2,799
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	37,233	35,702
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	2,002	1,909
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	936	908
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	2,178	2,100
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	198,848	189,854
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	17,398	16,573
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	11,758	11,360
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	235,857	225,041
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	10,591	10,082
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	14,239	14,046
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	29,438	28,915
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	6,086	5,978
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	21,663	20,777
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	92,115	91,208
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	8,728	8,648
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	64,338	63,698
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	62,191	61,086
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	7,343	7,311
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	199,878	197,816
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	71,690	70,747
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	24,436	24,001
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,040	22,631
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	10,564	10,376
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,174	7,055
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	16,594	16,196
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	460,372	449,167
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	1,610,860	1,545,981
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	16,830	16,571
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,382	2,347
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	175,289	172,502
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	925	916
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	157,500	156,005
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,575	10,337
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	332	331
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	716,460	712,991
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	123,575	123,018
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	26,786	26,477
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	52,563	51,727
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	24,457	24,068
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	16,185	15,877
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	27,035	26,310
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	298,437	297,422
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	30,433	29,949
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	187,806	183,235
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	32,867	32,026
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	27,732	27,475
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	148,235	144,627
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,351	29,227
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,167	13,111
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,889	5,864
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	4,262	4,246
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	13,508	13,371
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,442	5,386
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	26,555	26,132
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	22,345	21,947
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	519,089	503,373
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	1,895,671	1,820,061
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	32,386	32,245
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,461	15,394
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,159	12,106
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,641	6,613
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	69,780	69,408
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	34,106	33,500
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	700,218	682,738
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	731,436	702,263
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	165,558	167,488
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	81,976	81,310
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,323,465	1,316,426
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	704,600	698,871
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	462,994	459,229
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	8,379,771	8,214,089
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	795,363	783,179
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	465,486	461,556
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	13,107	13,242
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	6,178	6,236
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	9,824	9,938
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	245,969	247,658
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	450,611	456,381
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	143,888	144,247
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,529,784	1,549,374
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	776,898	778,349
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (c)(d)	5,789	5,847
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (c)(d)	14,725	14,853
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.195% 10/1/2033 (c)(d)	580	589
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (c)(d)	803	818
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	35,988	37,881
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	35,393	37,308
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,331	3,514
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	13,365	13,952
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	36,642	38,513
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	286,245	294,988
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	20,934	21,840
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	686,323	706,859
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	261,988	269,990
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	93,639	96,616
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,024,262	1,053,948
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	12,990	13,696
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	496,316	511,476
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	268,369	280,859
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	50,417	53,107
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	882,144	908,056
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,751,941	2,828,261
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,984,959	2,036,908
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	499,157	515,067
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	5,824	6,142
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	107,791	113,601
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	57,590	59,991
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	6,446,176	6,566,534
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,394	3,574
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	7,853,291	7,999,921
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	191,936	198,038
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	977,215	1,018,292
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	190,847	200,330
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	891,595	929,073
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,140	3,274
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	30,972	32,386
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,414	1,497
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	176,045	182,220
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	2,219,402	2,321,884
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	8,965	9,348
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,706	1,778
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,702	3,878
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	310,905	323,974
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	27,385	28,623
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	21,485	22,446
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	5,039	5,272
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	579,670	605,712
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	239	252
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	240	252
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	81	86
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	50	53
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	34	36
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	176	186
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	31	31
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	19	19
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	312	328
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	73	76
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	86	90
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	40	42
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	3,412	3,589
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	161	161
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	129	129
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	36	36
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	91	91
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	76	76
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	454	456
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	31	32
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	287	294
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	238	240
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	251	256
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	77	78
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	132	138
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	2,234	2,352
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	79	80
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	81	84
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	164	166
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	41	41
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	591	608
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	55	58
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,244	1,271
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	204	210
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	37	37
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	1,303	1,325
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	200	200
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	531	554
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	409	426
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	108	111
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	106	109
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	8	9
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	3,923	4,101
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	268	281
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	9	9
Freddie Mac Gold Pool 1.5% 1/1/2036	587,333	524,345
Freddie Mac Gold Pool 1.5% 11/1/2035	5,031,564	4,512,399
Freddie Mac Gold Pool 1.5% 11/1/2035	22,537	20,212
Freddie Mac Gold Pool 1.5% 12/1/2035	1,237,621	1,104,893
Freddie Mac Gold Pool 1.5% 12/1/2040	59,044	49,176
Freddie Mac Gold Pool 1.5% 2/1/2036	1,585,673	1,415,619
Freddie Mac Gold Pool 1.5% 2/1/2036	17,003	15,179
Freddie Mac Gold Pool 1.5% 2/1/2041	100,484	83,550
Freddie Mac Gold Pool 1.5% 3/1/2036	14,529	12,971
Freddie Mac Gold Pool 1.5% 3/1/2041	101,949	84,701
Freddie Mac Gold Pool 1.5% 4/1/2036	18,479	16,497
Freddie Mac Gold Pool 1.5% 4/1/2041	102,806	85,349
Freddie Mac Gold Pool 1.5% 4/1/2051	10,437,076	7,855,966
Freddie Mac Gold Pool 1.5% 5/1/2036	18,949	16,887
Freddie Mac Gold Pool 1.5% 6/1/2036	19,209	17,119
Freddie Mac Gold Pool 1.5% 7/1/2036	17,192	15,322
Freddie Mac Gold Pool 1.5% 8/1/2035	4,262,626	3,822,801
Freddie Mac Gold Pool 1.5% 8/1/2036	15,866	14,129
Freddie Mac Gold Pool 2% 1/1/2051	1,380,116	1,103,365
Freddie Mac Gold Pool 2% 1/1/2052	285,267	228,954
Freddie Mac Gold Pool 2% 10/1/2041	18,237	15,605
Freddie Mac Gold Pool 2% 10/1/2051	1,317,630	1,056,704
Freddie Mac Gold Pool 2% 11/1/2041	579,679	495,491
Freddie Mac Gold Pool 2% 11/1/2050	102,931	82,162
Freddie Mac Gold Pool 2% 11/1/2051	2,580,471	2,067,855
Freddie Mac Gold Pool 2% 11/1/2051	774,860	619,722
Freddie Mac Gold Pool 2% 12/1/2051	1,039,670	834,437
Freddie Mac Gold Pool 2% 12/1/2051	52,654	42,013
Freddie Mac Gold Pool 2% 2/1/2041	240,052	206,612
Freddie Mac Gold Pool 2% 2/1/2052	2,673,130	2,136,260
Freddie Mac Gold Pool 2% 2/1/2052	1,212,152	970,976
Freddie Mac Gold Pool 2% 2/1/2052	749,624	601,178
Freddie Mac Gold Pool 2% 3/1/2041	113,058	97,836
Freddie Mac Gold Pool 2% 3/1/2051	428,470	342,416
Freddie Mac Gold Pool 2% 3/1/2052	248,871	197,488
Freddie Mac Gold Pool 2% 4/1/2041	16,981	14,597
Freddie Mac Gold Pool 2% 5/1/2051	928,853	748,978
Freddie Mac Gold Pool 2% 5/1/2051	192,721	153,894
Freddie Mac Gold Pool 2% 5/1/2051	107,346	86,290
Freddie Mac Gold Pool 2% 5/1/2051	81,019	64,697
Freddie Mac Gold Pool 2% 6/1/2035	6,398,526	5,890,751
Freddie Mac Gold Pool 2% 6/1/2036	2,471,823	2,262,533
Freddie Mac Gold Pool 2% 6/1/2050	3,785,742	3,027,781
Freddie Mac Gold Pool 2% 6/1/2050	455,219	366,211
Freddie Mac Gold Pool 2% 7/1/2041	1,681,498	1,450,254
Freddie Mac Gold Pool 2% 7/1/2041	17,545	15,041
Freddie Mac Gold Pool 2% 7/1/2051	59,792	48,063
Freddie Mac Gold Pool 2% 9/1/2050	6,514,794	5,206,366
Freddie Mac Gold Pool 2.5% 1/1/2042	204,570	180,681
Freddie Mac Gold Pool 2.5% 1/1/2052	1,162,061	972,215
Freddie Mac Gold Pool 2.5% 10/1/2041	100,474	88,912
Freddie Mac Gold Pool 2.5% 10/1/2051	249,409	208,819
Freddie Mac Gold Pool 2.5% 11/1/2032	10,155	9,740
Freddie Mac Gold Pool 2.5% 11/1/2049	12,932	10,872
Freddie Mac Gold Pool 2.5% 11/1/2050	2,351,097	1,980,223
Freddie Mac Gold Pool 2.5% 11/1/2050	130,522	110,423
Freddie Mac Gold Pool 2.5% 11/1/2051	156,192	130,040
Freddie Mac Gold Pool 2.5% 12/1/2050	106,959	90,488
Freddie Mac Gold Pool 2.5% 12/1/2051	1,307,583	1,096,824
Freddie Mac Gold Pool 2.5% 12/1/2051	956,324	800,687
Freddie Mac Gold Pool 2.5% 12/1/2051	336,390	280,068
Freddie Mac Gold Pool 2.5% 2/1/2035	125,568	118,695
Freddie Mac Gold Pool 2.5% 2/1/2051	3,560,867	2,983,580
Freddie Mac Gold Pool 2.5% 2/1/2051	539,435	455,859
Freddie Mac Gold Pool 2.5% 3/1/2033	66,521	63,727
Freddie Mac Gold Pool 2.5% 3/1/2050	245,975	206,405
Freddie Mac Gold Pool 2.5% 3/1/2051	3,353,676	2,809,978
Freddie Mac Gold Pool 2.5% 4/1/2033	29,754	28,479
Freddie Mac Gold Pool 2.5% 4/1/2047	1,254,577	1,061,771
Freddie Mac Gold Pool 2.5% 4/1/2052	297,459	250,815
Freddie Mac Gold Pool 2.5% 5/1/2033	7,866	7,528
Freddie Mac Gold Pool 2.5% 5/1/2051	2,133,261	1,782,084
Freddie Mac Gold Pool 2.5% 5/1/2051	518,951	438,387
Freddie Mac Gold Pool 2.5% 6/1/2040	56,471	50,638
Freddie Mac Gold Pool 2.5% 7/1/2036	820,067	770,053
Freddie Mac Gold Pool 2.5% 8/1/2032	7,120	6,837
Freddie Mac Gold Pool 2.5% 8/1/2050	2,240,363	1,883,457
Freddie Mac Gold Pool 2.5% 8/1/2050	551,035	466,007
Freddie Mac Gold Pool 3% 1/1/2033	27,278	26,413
Freddie Mac Gold Pool 3% 1/1/2034	45,996	44,600
Freddie Mac Gold Pool 3% 1/1/2043	58,001	53,057
Freddie Mac Gold Pool 3% 1/1/2052	735,552	642,524
Freddie Mac Gold Pool 3% 11/1/2042	69,382	64,172
Freddie Mac Gold Pool 3% 11/1/2042	17,231	15,758
Freddie Mac Gold Pool 3% 11/1/2042	4,160	3,820
Freddie Mac Gold Pool 3% 11/1/2050	69,916	61,139
Freddie Mac Gold Pool 3% 11/1/2051	689,033	601,888
Freddie Mac Gold Pool 3% 12/1/2032	56,205	54,574
Freddie Mac Gold Pool 3% 12/1/2044	13,767	12,302
Freddie Mac Gold Pool 3% 12/1/2046	1,180,744	1,055,273
Freddie Mac Gold Pool 3% 12/1/2050	569,087	497,646
Freddie Mac Gold Pool 3% 2/1/2033	23,222	22,501
Freddie Mac Gold Pool 3% 2/1/2043	163,479	149,883
Freddie Mac Gold Pool 3% 2/1/2043	33,014	30,353
Freddie Mac Gold Pool 3% 2/1/2043	26,872	24,522
Freddie Mac Gold Pool 3% 2/1/2043	15,160	13,882
Freddie Mac Gold Pool 3% 2/1/2043	7,098	6,443
Freddie Mac Gold Pool 3% 3/1/2033	46,392	45,001
Freddie Mac Gold Pool 3% 3/1/2052	1,362,914	1,190,540
Freddie Mac Gold Pool 3% 3/1/2052	373,430	325,734
Freddie Mac Gold Pool 3% 4/1/2033	21,578	20,925
Freddie Mac Gold Pool 3% 4/1/2034	111,154	107,641
Freddie Mac Gold Pool 3% 4/1/2046	20,595	18,458
Freddie Mac Gold Pool 3% 4/1/2046	17,071	15,299
Freddie Mac Gold Pool 3% 4/1/2050	285,418	251,282
Freddie Mac Gold Pool 3% 5/1/2045	14,284	12,828
Freddie Mac Gold Pool 3% 5/1/2045	11,181	10,053
Freddie Mac Gold Pool 3% 5/1/2045	8,229	7,398
Freddie Mac Gold Pool 3% 5/1/2046	313,818	281,255
Freddie Mac Gold Pool 3% 5/1/2046	49,408	44,281
Freddie Mac Gold Pool 3% 5/1/2051	617,614	540,080
Freddie Mac Gold Pool 3% 5/1/2052	3,508,311	3,063,503
Freddie Mac Gold Pool 3% 6/1/2031	21,007	20,482
Freddie Mac Gold Pool 3% 6/1/2031	7,604	7,416
Freddie Mac Gold Pool 3% 6/1/2031	4,472	4,357
Freddie Mac Gold Pool 3% 6/1/2045	36,776	33,179
Freddie Mac Gold Pool 3% 6/1/2045	13,746	12,345
Freddie Mac Gold Pool 3% 6/1/2045	5,567	5,003
Freddie Mac Gold Pool 3% 6/1/2046	311,105	278,823
Freddie Mac Gold Pool 3% 6/1/2050	1,007,195	888,309
Freddie Mac Gold Pool 3% 6/1/2052	1,225,251	1,068,756
Freddie Mac Gold Pool 3% 7/1/2032	8,996	8,748
Freddie Mac Gold Pool 3% 7/1/2045	25,449	22,832
Freddie Mac Gold Pool 3% 7/1/2045	8,925	8,063
Freddie Mac Gold Pool 3% 7/1/2045	7,105	6,375
Freddie Mac Gold Pool 3% 8/1/2032	10,317	10,036
Freddie Mac Gold Pool 3% 8/1/2032	7,051	6,855
Freddie Mac Gold Pool 3% 8/1/2042	5,810	5,327
Freddie Mac Gold Pool 3% 8/1/2042	4,457	4,071
Freddie Mac Gold Pool 3% 8/1/2045	18,253	16,394
Freddie Mac Gold Pool 3% 8/1/2045	15,159	13,615
Freddie Mac Gold Pool 3% 8/1/2045	13,536	12,157
Freddie Mac Gold Pool 3% 8/1/2045	8,384	7,522
Freddie Mac Gold Pool 3% 8/1/2045	6,582	5,915
Freddie Mac Gold Pool 3% 9/1/2051	608,336	531,778
Freddie Mac Gold Pool 3.5% 1/1/2043	6,955	6,481
Freddie Mac Gold Pool 3.5% 1/1/2046	18,375	16,990
Freddie Mac Gold Pool 3.5% 1/1/2046	4,526	4,189
Freddie Mac Gold Pool 3.5% 10/1/2040	10,773	10,038
Freddie Mac Gold Pool 3.5% 10/1/2042	64,324	60,377
Freddie Mac Gold Pool 3.5% 10/1/2049	1,036,308	949,482
Freddie Mac Gold Pool 3.5% 11/1/2033	869,087	850,023
Freddie Mac Gold Pool 3.5% 11/1/2033	11,491	11,251
Freddie Mac Gold Pool 3.5% 11/1/2040	22,529	20,992
Freddie Mac Gold Pool 3.5% 11/1/2045	4,996	4,624
Freddie Mac Gold Pool 3.5% 12/1/2033	96,534	94,364
Freddie Mac Gold Pool 3.5% 12/1/2040	21,907	20,392
Freddie Mac Gold Pool 3.5% 2/1/2034	2,586,901	2,529,504
Freddie Mac Gold Pool 3.5% 2/1/2034	130,455	127,070
Freddie Mac Gold Pool 3.5% 2/1/2043	524,382	491,947
Freddie Mac Gold Pool 3.5% 2/1/2043	56,190	52,846
Freddie Mac Gold Pool 3.5% 2/1/2043	22,803	21,566
Freddie Mac Gold Pool 3.5% 2/1/2045	3,216	3,008
Freddie Mac Gold Pool 3.5% 2/1/2052	134,839	122,541
Freddie Mac Gold Pool 3.5% 3/1/2032	245,365	240,749
Freddie Mac Gold Pool 3.5% 3/1/2045	31,637	29,400
Freddie Mac Gold Pool 3.5% 3/1/2045	8,010	7,460
Freddie Mac Gold Pool 3.5% 3/1/2045	6,011	5,597
Freddie Mac Gold Pool 3.5% 3/1/2052	182,115	165,207
Freddie Mac Gold Pool 3.5% 4/1/2033	2,121,350	2,089,237
Freddie Mac Gold Pool 3.5% 4/1/2040	26,706	25,225
Freddie Mac Gold Pool 3.5% 4/1/2042	24,422	22,987
Freddie Mac Gold Pool 3.5% 4/1/2043	425,921	399,123
Freddie Mac Gold Pool 3.5% 4/1/2043	94,473	88,563
Freddie Mac Gold Pool 3.5% 4/1/2043	44,121	41,433
Freddie Mac Gold Pool 3.5% 4/1/2046	258,447	239,039
Freddie Mac Gold Pool 3.5% 4/1/2046	141,513	130,842
Freddie Mac Gold Pool 3.5% 4/1/2052	6,766,250	6,102,078
Freddie Mac Gold Pool 3.5% 5/1/2034	112,383	109,578
Freddie Mac Gold Pool 3.5% 5/1/2040	52,639	49,757
Freddie Mac Gold Pool 3.5% 5/1/2045	351,919	326,566
Freddie Mac Gold Pool 3.5% 5/1/2045	3,675	3,398
Freddie Mac Gold Pool 3.5% 5/1/2045	3,169	2,976
Freddie Mac Gold Pool 3.5% 5/1/2046	230,191	213,193
Freddie Mac Gold Pool 3.5% 6/1/2032	1,170,936	1,148,306
Freddie Mac Gold Pool 3.5% 6/1/2040	47,772	45,215
Freddie Mac Gold Pool 3.5% 6/1/2045	425,981	395,739
Freddie Mac Gold Pool 3.5% 6/1/2045	68,087	63,426
Freddie Mac Gold Pool 3.5% 6/1/2045	7,019	6,529
Freddie Mac Gold Pool 3.5% 6/1/2045	6,887	6,414
Freddie Mac Gold Pool 3.5% 6/1/2048	6,712	6,157
Freddie Mac Gold Pool 3.5% 7/1/2040	6,874	6,405
Freddie Mac Gold Pool 3.5% 7/1/2042	230,810	216,560
Freddie Mac Gold Pool 3.5% 7/1/2042	32,205	30,289
Freddie Mac Gold Pool 3.5% 7/1/2046	6,995	6,464
Freddie Mac Gold Pool 3.5% 8/1/2034	190,039	185,216
Freddie Mac Gold Pool 3.5% 8/1/2040	31,194	29,066
Freddie Mac Gold Pool 3.5% 8/1/2042	10,032	9,412
Freddie Mac Gold Pool 3.5% 9/1/2040	23,509	21,758
Freddie Mac Gold Pool 3.5% 9/1/2042	745,937	699,439
Freddie Mac Gold Pool 3.5% 9/1/2042	293,933	275,460
Freddie Mac Gold Pool 3.5% 9/1/2042	3,466	3,249
Freddie Mac Gold Pool 3.5% 9/1/2046	97,050	89,823
Freddie Mac Gold Pool 3.5% 9/1/2051	1,852,738	1,681,440
Freddie Mac Gold Pool 4% 1/1/2041	264,493	256,287
Freddie Mac Gold Pool 4% 1/1/2043	3,941	3,786
Freddie Mac Gold Pool 4% 1/1/2044	9,702	9,297
Freddie Mac Gold Pool 4% 10/1/2042	5,017	4,838
Freddie Mac Gold Pool 4% 10/1/2042	3,020	2,940
Freddie Mac Gold Pool 4% 10/1/2042	2,073	1,992
Freddie Mac Gold Pool 4% 10/1/2043	25,649	24,633
Freddie Mac Gold Pool 4% 10/1/2043	10,284	9,855
Freddie Mac Gold Pool 4% 10/1/2044	30,579	29,253
Freddie Mac Gold Pool 4% 10/1/2047	22,896	21,766
Freddie Mac Gold Pool 4% 10/1/2047	3,888	3,697
Freddie Mac Gold Pool 4% 10/1/2052	1,162,276	1,094,814
Freddie Mac Gold Pool 4% 11/1/2042	695,114	672,575
Freddie Mac Gold Pool 4% 11/1/2042	21,496	20,732
Freddie Mac Gold Pool 4% 11/1/2042	18,467	17,780
Freddie Mac Gold Pool 4% 11/1/2042	13,374	12,897
Freddie Mac Gold Pool 4% 11/1/2042	6,728	6,466
Freddie Mac Gold Pool 4% 11/1/2042	671	657
Freddie Mac Gold Pool 4% 11/1/2043	116,217	111,824
Freddie Mac Gold Pool 4% 11/1/2045	22,604	21,517
Freddie Mac Gold Pool 4% 12/1/2042	11,248	10,829
Freddie Mac Gold Pool 4% 12/1/2042	6,101	5,906
Freddie Mac Gold Pool 4% 2/1/2043	20,046	19,296
Freddie Mac Gold Pool 4% 2/1/2043	13,218	12,701
Freddie Mac Gold Pool 4% 2/1/2043	12,853	12,352
Freddie Mac Gold Pool 4% 2/1/2043	5,684	5,457
Freddie Mac Gold Pool 4% 2/1/2044	10,392	9,976
Freddie Mac Gold Pool 4% 2/1/2044	6,321	6,052
Freddie Mac Gold Pool 4% 2/1/2045	173,993	166,881
Freddie Mac Gold Pool 4% 2/1/2046	85,866	81,684
Freddie Mac Gold Pool 4% 2/1/2046	8,783	8,355
Freddie Mac Gold Pool 4% 2/1/2048	12,697	12,055
Freddie Mac Gold Pool 4% 3/1/2043	6,973	6,745
Freddie Mac Gold Pool 4% 3/1/2044	14,003	13,421
Freddie Mac Gold Pool 4% 4/1/2042	524,657	506,132
Freddie Mac Gold Pool 4% 4/1/2042	297,140	287,026
Freddie Mac Gold Pool 4% 4/1/2043	9,208	8,875
Freddie Mac Gold Pool 4% 4/1/2043	4,021	3,913
Freddie Mac Gold Pool 4% 4/1/2046	60,016	57,224
Freddie Mac Gold Pool 4% 4/1/2046	15,283	14,572
Freddie Mac Gold Pool 4% 5/1/2037	715,015	696,691
Freddie Mac Gold Pool 4% 5/1/2043	11,276	10,829
Freddie Mac Gold Pool 4% 5/1/2043	3,728	3,576
Freddie Mac Gold Pool 4% 5/1/2048	418,221	395,776
Freddie Mac Gold Pool 4% 5/1/2048	284,318	269,938
Freddie Mac Gold Pool 4% 6/1/2043	10,443	10,104
Freddie Mac Gold Pool 4% 6/1/2043	7,187	6,898
Freddie Mac Gold Pool 4% 6/1/2044	10,262	9,820
Freddie Mac Gold Pool 4% 6/1/2045	10,759	10,302
Freddie Mac Gold Pool 4% 6/1/2047	201,367	191,685
Freddie Mac Gold Pool 4% 6/1/2048	753,064	716,386
Freddie Mac Gold Pool 4% 7/1/2043	23,686	22,745
Freddie Mac Gold Pool 4% 7/1/2043	21,433	20,650
Freddie Mac Gold Pool 4% 7/1/2043	11,773	11,340
Freddie Mac Gold Pool 4% 7/1/2043	7,664	7,352
Freddie Mac Gold Pool 4% 7/1/2043	6,754	6,480
Freddie Mac Gold Pool 4% 7/1/2043	5,859	5,619
Freddie Mac Gold Pool 4% 7/1/2043	2,585	2,480
Freddie Mac Gold Pool 4% 7/1/2048	113,770	108,442
Freddie Mac Gold Pool 4% 8/1/2043	13,045	12,524
Freddie Mac Gold Pool 4% 8/1/2043	10,194	9,861
Freddie Mac Gold Pool 4% 8/1/2043	8,844	8,554
Freddie Mac Gold Pool 4% 8/1/2044	11,516	11,035
Freddie Mac Gold Pool 4% 8/1/2044	2,762	2,663
Freddie Mac Gold Pool 4% 9/1/2041	21,372	20,680
Freddie Mac Gold Pool 4% 9/1/2042	13,591	13,174
Freddie Mac Gold Pool 4% 9/1/2043	20,766	19,982
Freddie Mac Gold Pool 4% 9/1/2043	18,651	17,918
Freddie Mac Gold Pool 4% 9/1/2043	15,653	15,022
Freddie Mac Gold Pool 4% 9/1/2043	15,589	15,007
Freddie Mac Gold Pool 4% 9/1/2043	13,228	12,686
Freddie Mac Gold Pool 4% 9/1/2043	10,753	10,346
Freddie Mac Gold Pool 4% 9/1/2043	4,927	4,722
Freddie Mac Gold Pool 4% 9/1/2043	2,151	2,076
Freddie Mac Gold Pool 4% 9/1/2044	17,957	17,225
Freddie Mac Gold Pool 4% 9/1/2044	13,073	12,506
Freddie Mac Gold Pool 4% 9/1/2047	10,417	9,903
Freddie Mac Gold Pool 4.5% 1/1/2041	8,202	8,144
Freddie Mac Gold Pool 4.5% 1/1/2042	330,487	327,663
Freddie Mac Gold Pool 4.5% 1/1/2047	8,109	7,925
Freddie Mac Gold Pool 4.5% 10/1/2041	92,105	91,279
Freddie Mac Gold Pool 4.5% 10/1/2041	4,549	4,516
Freddie Mac Gold Pool 4.5% 10/1/2048	619,941	606,596
Freddie Mac Gold Pool 4.5% 10/1/2048	30,475	29,609
Freddie Mac Gold Pool 4.5% 12/1/2040	22,812	22,632
Freddie Mac Gold Pool 4.5% 12/1/2045	24,855	24,673
Freddie Mac Gold Pool 4.5% 12/1/2046	11,002	10,752
Freddie Mac Gold Pool 4.5% 12/1/2047	177,488	173,057
Freddie Mac Gold Pool 4.5% 2/1/2041	15,422	15,291
Freddie Mac Gold Pool 4.5% 2/1/2041	15,417	15,283
Freddie Mac Gold Pool 4.5% 2/1/2041	11,542	11,427
Freddie Mac Gold Pool 4.5% 2/1/2041	11,239	11,149
Freddie Mac Gold Pool 4.5% 2/1/2041	9,483	9,412
Freddie Mac Gold Pool 4.5% 2/1/2041	6,557	6,494
Freddie Mac Gold Pool 4.5% 2/1/2044	57,772	57,036
Freddie Mac Gold Pool 4.5% 2/1/2047	40,667	39,740
Freddie Mac Gold Pool 4.5% 3/1/2041	63,822	63,281
Freddie Mac Gold Pool 4.5% 3/1/2041	14,779	14,654
Freddie Mac Gold Pool 4.5% 3/1/2041	10,495	10,400
Freddie Mac Gold Pool 4.5% 3/1/2044	58,346	57,492
Freddie Mac Gold Pool 4.5% 3/1/2044	51,852	51,199
Freddie Mac Gold Pool 4.5% 3/1/2044	34,994	34,481
Freddie Mac Gold Pool 4.5% 3/1/2044	21,178	20,868
Freddie Mac Gold Pool 4.5% 4/1/2041	102,480	101,583
Freddie Mac Gold Pool 4.5% 4/1/2041	15,690	15,532
Freddie Mac Gold Pool 4.5% 4/1/2041	15,374	15,231
Freddie Mac Gold Pool 4.5% 4/1/2048	82,678	80,562
Freddie Mac Gold Pool 4.5% 4/1/2048	32,448	31,618
Freddie Mac Gold Pool 4.5% 4/1/2048	31,756	30,944
Freddie Mac Gold Pool 4.5% 5/1/2039	49,463	49,120
Freddie Mac Gold Pool 4.5% 5/1/2041	16,720	16,561
Freddie Mac Gold Pool 4.5% 5/1/2041	16,388	16,222
Freddie Mac Gold Pool 4.5% 5/1/2041	1,980	1,963
Freddie Mac Gold Pool 4.5% 5/1/2047	101,968	99,614
Freddie Mac Gold Pool 4.5% 5/1/2047	76,489	74,723
Freddie Mac Gold Pool 4.5% 5/1/2047	33,189	32,422
Freddie Mac Gold Pool 4.5% 5/1/2048	64,724	63,048
Freddie Mac Gold Pool 4.5% 6/1/2041	17,563	17,427
Freddie Mac Gold Pool 4.5% 6/1/2041	12,738	12,615
Freddie Mac Gold Pool 4.5% 6/1/2041	10,890	10,806
Freddie Mac Gold Pool 4.5% 6/1/2041	5,207	5,175
Freddie Mac Gold Pool 4.5% 6/1/2047	146,512	143,129
Freddie Mac Gold Pool 4.5% 6/1/2047	43,810	42,908
Freddie Mac Gold Pool 4.5% 7/1/2025	7	7
Freddie Mac Gold Pool 4.5% 7/1/2047	79,577	77,963
Freddie Mac Gold Pool 4.5% 7/1/2047	61,498	60,078
Freddie Mac Gold Pool 4.5% 7/1/2047	34,643	33,930
Freddie Mac Gold Pool 4.5% 8/1/2040	2,633	2,612
Freddie Mac Gold Pool 4.5% 8/1/2041	30,889	30,617
Freddie Mac Gold Pool 4.5% 8/1/2041	2,327	2,308
Freddie Mac Gold Pool 4.5% 9/1/2041	241,157	239,003
Freddie Mac Gold Pool 4.5% 9/1/2041	42,947	42,577
Freddie Mac Gold Pool 5% 1/1/2040	30,272	30,662
Freddie Mac Gold Pool 5% 10/1/2052	80,131	79,479
Freddie Mac Gold Pool 5% 11/1/2052	813,843	809,514
Freddie Mac Gold Pool 5% 12/1/2052	1,905,439	1,889,946
Freddie Mac Gold Pool 5% 4/1/2040	57,898	58,651
Freddie Mac Gold Pool 5% 5/1/2040	5,594	5,666
Freddie Mac Gold Pool 5% 5/1/2052	381,692	378,738
Freddie Mac Gold Pool 5% 6/1/2040	20,186	20,448
Freddie Mac Gold Pool 5% 6/1/2041	98,521	99,805
Freddie Mac Gold Pool 5% 6/1/2052	479,511	475,799
Freddie Mac Gold Pool 5% 7/1/2040	6,655	6,740
Freddie Mac Gold Pool 5% 8/1/2040	30,378	30,768
Freddie Mac Gold Pool 5.5% 1/1/2055	1,566,222	1,589,705
Freddie Mac Gold Pool 5.5% 3/1/2053	2,499,490	2,536,185
Freddie Mac Gold Pool 5.5% 3/1/2055	123,908	123,907
Freddie Mac Gold Pool 5.5% 9/1/2052	1,258,290	1,270,078
Freddie Mac Gold Pool 6% 2/1/2055	1,927,006	1,985,266
Freddie Mac Gold Pool 6% 4/1/2032	30,766	31,892
Freddie Mac Gold Pool 6% 4/1/2054	1,020,953	1,051,182
Freddie Mac Gold Pool 6% 5/1/2033	10,398	10,742
Freddie Mac Gold Pool 6% 5/1/2054	1,606,087	1,654,644
Freddie Mac Gold Pool 6% 7/1/2037	1,720	1,813
Freddie Mac Gold Pool 6% 8/1/2037	17,619	18,538
Freddie Mac Gold Pool 6% 9/1/2054	415,959	429,185
Freddie Mac Gold Pool 6% 9/1/2054	186,132	190,945
Freddie Mac Gold Pool 6.5% 1/1/2053	755,558	783,540
Freddie Mac Gold Pool 6.5% 1/1/2054	1,288,218	1,345,991
Freddie Mac Gold Pool 6.5% 6/1/2054	1,240,453	1,302,383
Freddie Mac Gold Pool 6.5% 9/1/2053	126,746	132,678
Freddie Mac Gold Pool 6.5% 9/1/2053	122,505	127,664
Freddie Mac Gold Pool 6.5% 9/1/2054	1,475,214	1,549,326
Freddie Mac Gold Pool 7.5% 1/1/2027	46	46
Freddie Mac Gold Pool 7.5% 10/1/2027	10	10
Freddie Mac Gold Pool 7.5% 11/1/2029	617	645
Freddie Mac Gold Pool 7.5% 11/1/2031	46	50
Freddie Mac Gold Pool 7.5% 2/1/2028	30	31
Freddie Mac Gold Pool 7.5% 8/1/2026	7	7
Freddie Mac Gold Pool 7.5% 9/1/2031	1,224	1,297
Freddie Mac Gold Pool 8% 4/1/2027	40	40
Freddie Mac Gold Pool 8% 5/1/2027	18	19
Freddie Mac Gold Pool 8.5% 1/1/2028	52	53
Freddie Mac Gold Pool 8.5% 5/1/2027	11	11
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	451,993	465,093
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	800,339	841,922
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (c)(d)	9,191	9,354
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	873	910
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (c)(d)	6,730	6,991
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (c)(d)	8,633	9,002
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.838% 5/1/2041 (c)(d)	12,664	13,208
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.919% 6/1/2041 (c)(d)	12,129	12,642
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (c)(d)	3,476	3,611
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (c)(d)	126	128
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (c)(d)	662	685
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (c)(d)	1,001	1,022
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,073,114	1,086,521
Freddie Mac Non Gold Pool 5.5% 6/1/2053	539,185	544,742
Freddie Mac Non Gold Pool 5.5% 7/1/2053	4,504,392	4,549,406
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,300,911	1,316,757
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.303% 4/1/2035 (c)(d)	8,459	8,605
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (c)(d)	147	154
Freddie Mac Non Gold Pool 6% 6/1/2053	563,283	578,905
Freddie Mac Non Gold Pool 6% 6/1/2053	520,016	533,463
Freddie Mac Non Gold Pool 6% 6/1/2053	479,189	491,730
Freddie Mac Non Gold Pool 6.5% 1/1/2055	435,930	454,969
Ginnie Mae I Pool 2.5% 12/20/2051	679,194	572,453
Ginnie Mae I Pool 2.5% 8/20/2051	571,784	481,924
Ginnie Mae I Pool 2.5% 9/20/2051	503,016	423,963
Ginnie Mae I Pool 3% 1/15/2045	5,524	4,949
Ginnie Mae I Pool 3% 1/15/2045	5,345	4,794
Ginnie Mae I Pool 3% 1/15/2045	1,497	1,340
Ginnie Mae I Pool 3% 12/20/2042	616,995	564,365
Ginnie Mae I Pool 3% 2/15/2045	5,272	4,730
Ginnie Mae I Pool 3% 2/15/2045	4,664	4,180
Ginnie Mae I Pool 3% 2/15/2045	2,376	2,131
Ginnie Mae I Pool 3% 3/15/2045	10,125	9,071
Ginnie Mae I Pool 3% 3/15/2045	6,418	5,744
Ginnie Mae I Pool 3% 3/15/2045	6,014	5,406
Ginnie Mae I Pool 3% 3/15/2045	4,940	4,427
Ginnie Mae I Pool 3% 3/15/2045	4,546	4,093
Ginnie Mae I Pool 3% 3/15/2045	2,926	2,615
Ginnie Mae I Pool 3% 3/15/2045	2,446	2,207
Ginnie Mae I Pool 3% 3/15/2045	2,112	1,900
Ginnie Mae I Pool 3% 3/15/2045	1,915	1,713
Ginnie Mae I Pool 3% 3/15/2045	1,444	1,293
Ginnie Mae I Pool 3% 3/20/2043	406,557	371,927
Ginnie Mae I Pool 3% 3/20/2043	169,153	154,863
Ginnie Mae I Pool 3% 6/15/2045	3,370	3,044
Ginnie Mae I Pool 3% 6/15/2045	2,413	2,158
Ginnie Mae I Pool 3% 6/15/2045	1,614	1,444
Ginnie Mae I Pool 3% 7/15/2045	6,361	5,691
Ginnie Mae I Pool 3% 7/15/2045	6,059	5,434
Ginnie Mae I Pool 3% 7/15/2045	5,550	4,965
Ginnie Mae I Pool 3% 7/15/2045	5,248	4,695
Ginnie Mae I Pool 3% 7/15/2045	4,960	4,431
Ginnie Mae I Pool 3% 7/15/2045	4,037	3,611
Ginnie Mae I Pool 3% 7/15/2045	3,916	3,503
Ginnie Mae I Pool 3% 7/15/2045	3,695	3,305
Ginnie Mae I Pool 3% 7/15/2045	1,504	1,345
Ginnie Mae I Pool 3.5% 1/15/2041	28,772	27,080
Ginnie Mae I Pool 3.5% 1/20/2050	187,794	171,319
Ginnie Mae I Pool 3.5% 1/20/2050	95,840	87,672
Ginnie Mae I Pool 3.5% 1/20/2050	93,472	85,505
Ginnie Mae I Pool 3.5% 1/20/2050	53,148	48,602
Ginnie Mae I Pool 3.5% 10/20/2052	342,875	312,714
Ginnie Mae I Pool 3.5% 11/15/2042	106,514	99,488
Ginnie Mae I Pool 3.5% 12/20/2049	23,837	21,812
Ginnie Mae I Pool 3.5% 12/20/2049	10,859	9,913
Ginnie Mae I Pool 3.5% 12/20/2049	8,420	7,708
Ginnie Mae I Pool 3.5% 12/20/2049	2,516	2,297
Ginnie Mae I Pool 3.5% 2/15/2041	51,387	48,157
Ginnie Mae I Pool 3.5% 2/15/2042	46,838	43,796
Ginnie Mae I Pool 3.5% 3/15/2043	50,943	47,336
Ginnie Mae I Pool 3.5% 5/15/2042	117,729	110,266
Ginnie Mae I Pool 3.5% 5/15/2042	82,931	77,652
Ginnie Mae I Pool 3.5% 5/15/2042	33,204	30,998
Ginnie Mae I Pool 3.5% 7/15/2043	74,979	69,601
Ginnie Mae I Pool 3.5% 7/20/2052	1,933,763	1,764,867
Ginnie Mae I Pool 3.5% 8/15/2042	58,087	54,329
Ginnie Mae I Pool 3.5% 8/20/2052	1,150,668	1,049,449
Ginnie Mae I Pool 3.5% 9/20/2052	4,451,471	4,059,895
Ginnie Mae I Pool 4% 1/15/2042	2,082	2,009
Ginnie Mae I Pool 4% 1/15/2043	9,808	9,437
Ginnie Mae I Pool 4% 10/15/2040	12,039	11,642
Ginnie Mae I Pool 4% 10/15/2041	102,914	99,209
Ginnie Mae I Pool 4% 10/15/2041	92,452	89,232
Ginnie Mae I Pool 4% 10/15/2041	80,437	77,515
Ginnie Mae I Pool 4% 10/15/2041	50,564	48,829
Ginnie Mae I Pool 4% 10/15/2041	23,242	22,473
Ginnie Mae I Pool 4% 10/15/2041	15,686	15,132
Ginnie Mae I Pool 4% 10/15/2041	12,216	11,797
Ginnie Mae I Pool 4% 10/15/2041	11,898	11,490
Ginnie Mae I Pool 4% 10/15/2041	9,243	8,934
Ginnie Mae I Pool 4% 10/15/2041	6,278	6,057
Ginnie Mae I Pool 4% 10/15/2041	4,623	4,456
Ginnie Mae I Pool 4% 10/15/2041	4,207	4,050
Ginnie Mae I Pool 4% 10/15/2041	1,121	1,083
Ginnie Mae I Pool 4% 10/20/2052	3,218,865	3,019,376
Ginnie Mae I Pool 4% 11/15/2040	29,154	28,119
Ginnie Mae I Pool 4% 11/15/2040	5,911	5,709
Ginnie Mae I Pool 4% 11/15/2040	2,878	2,777
Ginnie Mae I Pool 4% 11/15/2041	32,423	31,288
Ginnie Mae I Pool 4% 11/15/2042	2,447	2,355
Ginnie Mae I Pool 4% 12/15/2041	45,972	44,325
Ginnie Mae I Pool 4% 12/15/2041	25,870	24,943
Ginnie Mae I Pool 4% 12/15/2041	15,049	14,530
Ginnie Mae I Pool 4% 12/15/2041	10,080	9,715
Ginnie Mae I Pool 4% 12/15/2041	5,777	5,590
Ginnie Mae I Pool 4% 12/15/2041	1,113	1,074
Ginnie Mae I Pool 4% 12/15/2042	2,618	2,523
Ginnie Mae I Pool 4% 2/15/2041	5,296	5,119
Ginnie Mae I Pool 4% 2/15/2042	3,604	3,476
Ginnie Mae I Pool 4% 3/15/2040	38,782	37,584
Ginnie Mae I Pool 4% 3/15/2041	3,488	3,372
Ginnie Mae I Pool 4% 3/15/2042	16,296	15,704
Ginnie Mae I Pool 4% 3/15/2042	5,240	5,043
Ginnie Mae I Pool 4% 4/15/2042	6,431	6,194
Ginnie Mae I Pool 4% 4/15/2043	1,935	1,868
Ginnie Mae I Pool 4% 4/15/2046	436,052	417,701
Ginnie Mae I Pool 4% 4/20/2047	163,465	153,832
Ginnie Mae I Pool 4% 4/20/2047	160,131	150,695
Ginnie Mae I Pool 4% 4/20/2048	133,125	125,239
Ginnie Mae I Pool 4% 4/20/2048	126,402	118,914
Ginnie Mae I Pool 4% 6/15/2041	4,094	3,952
Ginnie Mae I Pool 4% 7/15/2040	14,263	13,810
Ginnie Mae I Pool 4% 7/15/2041	8,996	8,682
Ginnie Mae I Pool 4% 8/15/2041	135,736	130,963
Ginnie Mae I Pool 4% 8/15/2041	13,435	12,967
Ginnie Mae I Pool 4% 8/15/2043	2,808	2,693
Ginnie Mae I Pool 4% 9/15/2040	6,289	6,081
Ginnie Mae I Pool 4% 9/15/2041	14,953	14,427
Ginnie Mae I Pool 4% 9/15/2041	12,587	12,151
Ginnie Mae I Pool 4% 9/15/2041	11,126	10,755
Ginnie Mae I Pool 4% 9/15/2041	2,774	2,674
Ginnie Mae I Pool 4% 9/15/2041	1,325	1,284
Ginnie Mae I Pool 4.5% 2/15/2040	11,639	11,514
Ginnie Mae I Pool 4.5% 2/15/2040	1,357	1,342
Ginnie Mae I Pool 4.5% 3/15/2041	223,361	220,595
Ginnie Mae I Pool 4.5% 3/15/2041	175,468	173,513
Ginnie Mae I Pool 4.5% 3/15/2041	58,120	57,479
Ginnie Mae I Pool 4.5% 3/15/2041	2,630	2,601
Ginnie Mae I Pool 4.5% 4/15/2041	23,526	23,248
Ginnie Mae I Pool 4.5% 4/20/2053	4,272,805	4,118,198
Ginnie Mae I Pool 4.5% 5/15/2039	3,794	3,755
Ginnie Mae I Pool 4.5% 6/15/2040	33,291	32,924
Ginnie Mae I Pool 4.5% 6/15/2040	22,630	22,388
Ginnie Mae I Pool 4.5% 6/15/2040	16,069	15,895
Ginnie Mae I Pool 4.5% 7/15/2040	42,961	42,493
Ginnie Mae I Pool 4.5% 7/15/2040	20,344	20,121
Ginnie Mae I Pool 4.5% 7/15/2040	14,597	14,432
Ginnie Mae I Pool 4.5% 7/15/2040	2,269	2,241
Ginnie Mae I Pool 4.5% 8/15/2039	40,254	39,838
Ginnie Mae I Pool 4.5% 8/15/2040	14,685	14,523
Ginnie Mae I Pool 5% 10/15/2039	11,743	11,871
Ginnie Mae I Pool 5% 10/15/2039	4,980	5,034
Ginnie Mae I Pool 5% 11/15/2040	10,432	10,546
Ginnie Mae I Pool 5% 11/15/2040	4,189	4,235
Ginnie Mae I Pool 5% 12/15/2039	14,355	14,512
Ginnie Mae I Pool 5% 3/15/2039	6,783	6,856
Ginnie Mae I Pool 5% 4/15/2040	1,748	1,767
Ginnie Mae I Pool 5% 4/15/2041	5,390	5,449
Ginnie Mae I Pool 5% 4/15/2041	3,086	3,120
Ginnie Mae I Pool 5% 4/15/2041	2,008	2,030
Ginnie Mae I Pool 5% 4/20/2048	354,953	357,592
Ginnie Mae I Pool 5% 6/15/2040	7,720	7,804
Ginnie Mae I Pool 5% 7/15/2040	12,795	12,935
Ginnie Mae I Pool 5% 7/15/2040	9,369	9,471
Ginnie Mae I Pool 5% 7/15/2040	7,835	7,920
Ginnie Mae I Pool 5% 8/15/2039	11,226	11,348
Ginnie Mae I Pool 5% 8/15/2039	915	925
Ginnie Mae I Pool 5% 8/15/2040	22,558	22,804
Ginnie Mae I Pool 5% 8/15/2040	18,648	18,852
Ginnie Mae I Pool 5% 9/15/2039	8,963	9,060
Ginnie Mae I Pool 5% 9/15/2040	13,819	13,970
Ginnie Mae I Pool 5% 9/15/2040	8,323	8,414
Ginnie Mae I Pool 6.5% 11/15/2035	2,449	2,557
Ginnie Mae I Pool 6.5% 4/15/2035	3,175	3,308
Ginnie Mae I Pool 6.5% 9/15/2035	7,178	7,462
Ginnie Mae I Pool 7% 1/15/2028	457	462
Ginnie Mae I Pool 7% 1/15/2028	21	20
Ginnie Mae I Pool 7% 10/15/2028	81	82
Ginnie Mae I Pool 7% 10/15/2031	1,936	1,996
Ginnie Mae I Pool 7% 12/15/2028	134	136
Ginnie Mae I Pool 7% 12/15/2030	3,032	3,124
Ginnie Mae I Pool 7% 2/15/2028	1,868	1,890
Ginnie Mae I Pool 7% 2/15/2028	30	30
Ginnie Mae I Pool 7% 2/15/2032	6,497	6,709
Ginnie Mae I Pool 7% 2/15/2032	197	204
Ginnie Mae I Pool 7% 3/15/2028	126	127
Ginnie Mae I Pool 7% 3/15/2029	883	900
Ginnie Mae I Pool 7% 3/15/2032	3,491	3,593
Ginnie Mae I Pool 7% 3/15/2032	2,638	2,724
Ginnie Mae I Pool 7% 3/15/2032	28	29
Ginnie Mae I Pool 7% 4/15/2028	279	282
Ginnie Mae I Pool 7% 4/15/2028	14	13
Ginnie Mae I Pool 7% 4/15/2029	753	767
Ginnie Mae I Pool 7% 4/15/2029	387	394
Ginnie Mae I Pool 7% 4/15/2031	521	533
Ginnie Mae I Pool 7% 4/15/2032	9,002	9,331
Ginnie Mae I Pool 7% 4/15/2032	995	1,031
Ginnie Mae I Pool 7% 4/15/2032	673	693
Ginnie Mae I Pool 7% 4/15/2032	158	163
Ginnie Mae I Pool 7% 5/15/2029	711	725
Ginnie Mae I Pool 7% 5/15/2032	285	295
Ginnie Mae I Pool 7% 6/15/2028	1,277	1,282
Ginnie Mae I Pool 7% 6/15/2028	336	341
Ginnie Mae I Pool 7% 6/15/2028	109	110
Ginnie Mae I Pool 7% 6/15/2032	2,634	2,728
Ginnie Mae I Pool 7% 6/15/2032	961	991
Ginnie Mae I Pool 7% 6/15/2032	77	80
Ginnie Mae I Pool 7% 6/15/2032	72	75
Ginnie Mae I Pool 7% 7/15/2028	403	404
Ginnie Mae I Pool 7% 7/15/2028	58	59
Ginnie Mae I Pool 7% 7/15/2028	22	22
Ginnie Mae I Pool 7% 7/15/2031	1,445	1,490
Ginnie Mae I Pool 7% 7/15/2031	596	613
Ginnie Mae I Pool 7% 7/15/2031	319	330
Ginnie Mae I Pool 7% 7/15/2032	942	963
Ginnie Mae I Pool 7% 7/15/2032	341	354
Ginnie Mae I Pool 7% 8/15/2031	1,220	1,235
Ginnie Mae I Pool 7% 8/15/2031	896	926
Ginnie Mae I Pool 7% 8/15/2031	95	97
Ginnie Mae I Pool 7% 9/15/2031	1,111	1,141
Ginnie Mae I Pool 7% 9/15/2031	301	309
Ginnie Mae I Pool 7% 9/15/2031	149	154
Ginnie Mae I Pool 7.5% 1/15/2026	4	3
Ginnie Mae I Pool 7.5% 10/15/2027	137	139
Ginnie Mae I Pool 7.5% 10/15/2027	20	19
Ginnie Mae I Pool 7.5% 10/15/2028	1,777	1,818
Ginnie Mae I Pool 7.5% 11/15/2027	1	0
Ginnie Mae I Pool 7.5% 12/15/2025	3	2
Ginnie Mae I Pool 7.5% 12/15/2027	358	366
Ginnie Mae I Pool 7.5% 2/15/2027	75	76
Ginnie Mae I Pool 7.5% 3/15/2028	1,160	1,182
Ginnie Mae I Pool 7.5% 4/15/2027	450	454
Ginnie Mae I Pool 7.5% 4/15/2027	377	382
Ginnie Mae I Pool 7.5% 4/15/2027	170	172
Ginnie Mae I Pool 7.5% 4/15/2027	138	140
Ginnie Mae I Pool 7.5% 4/15/2027	116	118
Ginnie Mae I Pool 7.5% 4/15/2027	71	72
Ginnie Mae I Pool 7.5% 4/15/2027	50	50
Ginnie Mae I Pool 7.5% 4/15/2027	39	39
Ginnie Mae I Pool 7.5% 4/15/2027	26	26
Ginnie Mae I Pool 7.5% 6/15/2027	143	144
Ginnie Mae I Pool 7.5% 8/15/2028	186	187
Ginnie Mae I Pool 8% 3/15/2030	603	620
Ginnie Mae I Pool 8% 5/15/2030	312	321
Ginnie Mae I Pool 8% 9/15/2030	620	638
Ginnie Mae II Pool 2% 1/20/2051	20,991,402	17,114,802
Ginnie Mae II Pool 2% 10/20/2050	4,990,977	4,070,825
Ginnie Mae II Pool 2% 11/20/2050	2,226,347	1,815,195
Ginnie Mae II Pool 2% 12/20/2050	4,150,783	3,384,234
Ginnie Mae II Pool 2% 2/20/2051	4,607,850	3,756,892
Ginnie Mae II Pool 2% 9/20/2050	3,396,600	2,771,454
Ginnie Mae II Pool 2.5% 12/20/2051	74,445	63,304
Ginnie Mae II Pool 2.5% 2/20/2052	10,089,408	8,584,175
Ginnie Mae II Pool 2.5% 5/20/2052	14,244,066	12,119,002
Ginnie Mae II Pool 2.5% 6/20/2051	834,440	710,081
Ginnie Mae II Pool 2.5% 6/20/2054	434,374	369,672
Ginnie Mae II Pool 2.5% 7/20/2051	1,960,378	1,666,992
Ginnie Mae II Pool 2.5% 9/20/2051	1,985,843	1,688,646
Ginnie Mae II Pool 3% 1/20/2032	644,315	626,733
Ginnie Mae II Pool 3% 10/20/2031	213,389	207,675
Ginnie Mae II Pool 3% 11/20/2031	226,060	219,949
Ginnie Mae II Pool 3% 12/20/2031	345,764	336,417
Ginnie Mae II Pool 3% 12/20/2046	309,076	276,745
Ginnie Mae II Pool 3% 2/20/2031	27,695	27,022
Ginnie Mae II Pool 3% 3/20/2031	56,466	55,076
Ginnie Mae II Pool 3% 3/20/2046	53,192	47,678
Ginnie Mae II Pool 3% 3/20/2050	431,882	382,925
Ginnie Mae II Pool 3% 4/20/2031	209,378	204,167
Ginnie Mae II Pool 3% 4/20/2047	17,407	15,576
Ginnie Mae II Pool 3% 4/20/2052	2,649,736	2,342,953
Ginnie Mae II Pool 3% 5/20/2031	443,752	432,583
Ginnie Mae II Pool 3% 5/20/2052	7,624,997	6,742,184
Ginnie Mae II Pool 3% 7/1/2055 (e)	8,600,000	7,599,469
Ginnie Mae II Pool 3% 7/20/2031	5,793	5,642
Ginnie Mae II Pool 3% 8/20/2031	67,781	66,020
Ginnie Mae II Pool 3% 9/20/2031	27,468	26,747
Ginnie Mae II Pool 3.5% 12/20/2040	51,199	47,982
Ginnie Mae II Pool 3.5% 7/1/2055 (e)	11,775,000	10,688,733
Ginnie Mae II Pool 3.5% 8/1/2055 (e)	1,525,000	1,380,384
Ginnie Mae II Pool 4% 1/20/2041	169,205	163,307
Ginnie Mae II Pool 4% 1/20/2042	577,328	556,063
Ginnie Mae II Pool 4% 1/20/2046	2,264	2,146
Ginnie Mae II Pool 4% 10/20/2040	82,344	79,493
Ginnie Mae II Pool 4% 10/20/2045	2,026	1,924
Ginnie Mae II Pool 4% 11/20/2040	332,965	321,398
Ginnie Mae II Pool 4% 12/20/2045	2,723	2,587
Ginnie Mae II Pool 4% 12/20/2054	7,211,071	6,702,194
Ginnie Mae II Pool 4% 2/20/2041	5,499	5,306
Ginnie Mae II Pool 4% 3/20/2047	86,568	81,846
Ginnie Mae II Pool 4% 4/20/2047	311,004	293,843
Ginnie Mae II Pool 4% 5/20/2046	483,956	458,916
Ginnie Mae II Pool 4% 6/20/2045	55,129	52,656
Ginnie Mae II Pool 4% 7/20/2044	2,836	2,714
Ginnie Mae II Pool 4% 8/20/2043	20,460	19,641
Ginnie Mae II Pool 4% 8/20/2045	398,171	378,192
Ginnie Mae II Pool 4% 9/20/2040	129,971	125,465
Ginnie Mae II Pool 4% 9/20/2045	1,918	1,821
Ginnie Mae II Pool 4.5% 11/20/2054	1,871,317	1,792,055
Ginnie Mae II Pool 4.5% 3/20/2041	7,469	7,393
Ginnie Mae II Pool 4.5% 5/20/2040	50,089	49,600
Ginnie Mae II Pool 4.5% 5/20/2041	14,577	14,427
Ginnie Mae II Pool 4.5% 7/20/2040	38,146	37,767
Ginnie Mae II Pool 4.5% 7/20/2054	878,497	841,287
Ginnie Mae II Pool 4.5% 9/20/2040	173,507	171,769
Ginnie Mae II Pool 5% 12/20/2054	720,828	708,841
Ginnie Mae II Pool 5% 5/20/2055	7,699,997	7,563,535
Ginnie Mae II Pool 5.5% 12/20/2054	592,874	593,806
Ginnie Mae II Pool 5.5% 7/1/2055 (e)	12,000,000	12,011,921
Ginnie Mae II Pool 5.5% 8/1/2055 (e)	5,850,000	5,851,241
Ginnie Mae II Pool 6% 1/20/2055	983,115	997,588
Ginnie Mae II Pool 6% 12/20/2054	2,059,519	2,089,838
Ginnie Mae II Pool 6% 7/1/2055 (e)	25,600,000	25,958,461
Ginnie Mae II Pool 6% 8/1/2055 (e)	22,375,000	22,662,957
Ginnie Mae II Pool 6.5% 5/20/2055	3,649,968	3,750,588
Ginnie Mae II Pool 6.5% 7/1/2055 (e)	7,100,000	7,288,217
Ginnie Mae II Pool 6.5% 8/1/2055 (e)	2,600,000	2,663,237
Uniform Mortgage Backed Securities 2% 7/1/2055 (e)	43,825,000	34,676,522
Uniform Mortgage Backed Securities 2% 8/1/2055 (e)	21,800,000	17,258,611
Uniform Mortgage Backed Securities 2.5% 7/1/2055 (e)	8,600,000	7,129,598
Uniform Mortgage Backed Securities 2.5% 8/1/2055 (e)	5,600,000	4,644,279
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (e)	1,375,000	1,237,554
Uniform Mortgage Backed Securities 3.5% 8/1/2055 (e)	850,000	764,934
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (e)	2,625,000	2,509,951
Uniform Mortgage Backed Securities 6% 7/1/2055 (e)	19,550,000	19,865,402
Uniform Mortgage Backed Securities 6% 8/1/2055 (e)	10,700,000	10,864,265
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (e)	8,600,000	8,876,813
Uniform Mortgage Backed Securities 6.5% 8/1/2055 (e)	7,000,000	7,215,470
TOTAL UNITED STATES		656,826,204
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $669,539,502)		656,826,204

U.S. Treasury Obligations - 45.4%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02	12,353,900	7,680,651
US Treasury Bonds 1.75% 8/15/2041	1.94	43,542,800	28,908,337
US Treasury Bonds 1.875% 11/15/2051	1.95 to 2.04	13,856,800	7,708,927
US Treasury Bonds 2% 11/15/2041	2.00 to 2.14	16,500,000	11,347,617
US Treasury Bonds 2% 8/15/2051	1.86 to 1.94	32,104,200	18,508,824
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	36,300,000	22,172,777
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	23,300,000	16,397,375
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	34,200,000	28,705,289
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.02	26,100,000	21,287,813
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	53,171,000	47,494,580
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	67,700,000	61,755,094
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.65	41,100,000	37,532,648
US Treasury Bonds 4.625% 2/15/2055	4.60	5,000,000	4,865,643
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	12,830,000	12,461,138
US Treasury Bonds 4.75% 5/15/2055	4.82 to 4.98	34,951,000	34,754,401
US Treasury Notes 2.375% 3/31/2029	2.67	10,000,000	9,528,125
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	67,451,000	64,297,139
US Treasury Notes 3.5% 2/15/2033	3.92	63,000,000	60,731,016
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	64,800,000	64,635,469
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.86	123,000,000	123,542,930
US Treasury Notes 3.875% 12/31/2029	3.47	85,000,000	85,361,914
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	36,190,000	35,638,668
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	128,800,000	125,745,380
US Treasury Notes 4% 1/31/2029	4.30	28,000,000	28,252,656
US Treasury Notes 4% 1/31/2031	4.13	39,100,000	39,376,449
US Treasury Notes 4% 4/30/2032	4.26 to 4.27	65,800,000	65,882,250
US Treasury Notes 4% 6/30/2032	3.98	4,600,000	4,603,594
US Treasury Notes 4.125% 11/15/2032	3.59	38,824,000	39,092,431
US Treasury Notes 4.125% 2/29/2032	4.15 to 4.23	70,000,000	70,639,843
US Treasury Notes 4.125% 5/31/2032	4.05	593,000	597,920
US Treasury Notes 4.125% 8/31/2030	4.61	24,900,000	25,259,883
US Treasury Notes 4.25% 11/15/2034	4.44	7,500,000	7,524,609
US Treasury Notes 4.25% 5/15/2035	4.48 to 4.49	25,000,000	25,039,063
US Treasury Notes 4.375% 1/31/2032	4.41	16,400,000	16,788,859
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	88,200,000	90,480,798
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	47,300,000	48,797,972
US Treasury Notes 4.875% 10/31/2030	4.91	22,600,000	23,723,820
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,495,569,340)			1,417,121,902

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $118,603,248)	4.32	118,579,925	118,603,641

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $3,435,754,915)	3,315,760,309
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(196,732,901)
NET ASSETS - 100.0%	3,119,027,408

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 7/1/2055	(11,775,000)	(10,688,733)
Ginnie Mae II Pool 5.5% 7/1/2055	(5,850,000)	(5,855,810)
Ginnie Mae II Pool 6% 7/1/2055	(22,375,000)	(22,688,304)
Ginnie Mae II Pool 6.5% 7/1/2055	(7,100,000)	(7,288,217)
Uniform Mortgage Backed Securities 2% 7/1/2055	(22,800,000)	(18,040,496)
Uniform Mortgage Backed Securities 2.5% 7/1/2055	(6,700,000)	(5,554,454)
Uniform Mortgage Backed Securities 3.5% 7/1/2055	(1,750,000)	(1,575,069)
Uniform Mortgage Backed Securities 6% 7/1/2055	(13,900,000)	(14,124,250)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(8,600,000)	(8,876,813)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(94,692,146)

TOTAL TBA SALE COMMITMENTS (Proceeds $94,053,087)		(94,692,146)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $458,648,570 or 14.7% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,534,283	255,161,983	173,092,624	1,353,086	-	(1)	118,603,641	118,579,925	0.2%
Fidelity Securities Lending Cash Central Fund	7,141,810	124,356,334	131,498,144	2,631	-	-	-	-	0.0%
Total	43,676,093	379,518,317	304,590,768	1,355,717	-	(1)	118,603,641

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	248,156,371	-	248,156,371	-

Bank Notes
Financials	3,315,853	-	3,315,853	-

Collateralized Mortgage Obligations	9,807	-	9,807	-

Commercial Mortgage Securities	118,966,509	-	118,966,509	-

Foreign Government and Government Agency Obligations	1,476,151	-	1,476,151	-

Non-Convertible Corporate Bonds
Communication Services	63,449,123	-	63,449,123	-
Consumer Discretionary	10,456,994	-	10,456,994	-
Consumer Staples	28,137,710	-	28,137,710	-
Energy	81,456,717	-	81,456,717	-
Financials	390,193,769	-	390,193,769	-
Health Care	34,933,452	-	34,933,452	-
Industrials	19,871,048	-	19,871,048	-
Information Technology	24,161,827	-	24,161,827	-
Materials	3,790,802	-	3,790,802	-
Real Estate	68,043,422	-	68,043,422	-
Utilities	26,789,007	-	26,789,007	-

U.S. Government Agency - Mortgage Securities	656,826,204	-	656,826,204	-

U.S. Treasury Obligations	1,417,121,902	-	1,417,121,902	-

Money Market Funds	118,603,641	118,603,641	-	-
Total Investments in Securities:	3,315,760,309	118,603,641	3,197,156,668	-
Other Financial Instruments:

TBA Sale Commitments	(94,692,146)	-	(94,692,146)	-
Total Other Financial Instruments:	(94,692,146)	-	(94,692,146)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,317,151,667)	$3,197,156,668
Fidelity Central Funds (cost $118,603,248)	118,603,641

Total Investment in Securities (cost $3,435,754,915)		$3,315,760,309
Cash		31,172
Foreign currency held at value (cost $2)		2
Receivable for investments sold		7,016,657
Receivable for TBA sale commitments		94,053,087
Receivable for fund shares sold		4,910,781
Interest receivable		27,416,305
Distributions receivable from Fidelity Central Funds		459,226
Other receivables		7,056
Total assets		3,449,654,595
Liabilities
Payable for investments purchased
Regular delivery	$22,736,288
Delayed delivery	213,174,356
TBA sale commitments, at value	94,692,146
Payable for fund shares redeemed	23,180
Distributions payable	137
Other payables and accrued expenses	1,080
Total liabilities		330,627,187
Net Assets		$3,119,027,408
Net Assets consist of:
Paid in capital		$3,392,903,578
Total accumulated earnings (loss)		(273,876,170)
Net Assets		$3,119,027,408
Net Asset Value, offering price and redemption price per share ($3,119,027,408 ÷ 33,360,227 shares)		$93.50
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$64,728,634
Income from Fidelity Central Funds (including $2,631 from security lending)		1,355,717
Total income		66,084,351
Expenses
Custodian fees and expenses	$3,235
Independent trustees' fees and expenses	3,781
Total expenses before reductions	7,016
Expense reductions	(5,272)
Total expenses after reductions		1,744
Net Investment income (loss)		66,082,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(15,906,635)
Total net realized gain (loss)		(15,906,635)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	80,894,932
Fidelity Central Funds	(1)
TBA sale commitments	(725,908)
Total change in net unrealized appreciation (depreciation)		80,169,023
Net gain (loss)		64,262,388
Net increase (decrease) in net assets resulting from operations		$130,344,995
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,082,607	$128,401,332
Net realized gain (loss)	(15,906,635)	(30,155,778)
Change in net unrealized appreciation (depreciation)	80,169,023	(39,161,363)
Net increase (decrease) in net assets resulting from operations	130,344,995	59,084,191
Distributions to shareholders	(63,968,758)	(125,649,885)

Affiliated share transactions
Proceeds from sales of shares	180,196,249	148,208,210
Reinvestment of distributions	63,968,697	126,302,464
Cost of shares redeemed	(122,105,758)	(174,129,028)

Net increase (decrease) in net assets resulting from share transactions	122,059,188	100,381,646
Total increase (decrease) in net assets	188,435,425	33,815,952

Net Assets
Beginning of period	2,930,591,983	2,896,776,031
End of period	$3,119,027,408	$2,930,591,983

Other Information
Shares
Sold	1,953,846	1,618,586
Issued in reinvestment of distributions	688,246	1,365,447
Redeemed	(1,316,586)	(1,862,421)
Net increase (decrease)	1,325,506	1,121,612

Financial Highlights
VIP Investment Grade Central Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$91.48	$93.71	$91.75	$109.19	$114.93	$108.80
Income from Investment Operations
Net investment income (loss) A,B	2.052	4.025	3.608	2.711	2.481	3.026
Net realized and unrealized gain (loss)	1.955	(2.296)	1.882	(16.386)	(2.817)	7.583
Total from investment operations	4.007	1.729	5.490	(13.675)	(.336)	10.609
Distributions from net investment income	(1.987)	(3.959)	(3.530)	(2.765)	(2.717)	(3.070)
Distributions from net realized gain	-	-	-	(1.000)	(2.687)	(1.409)
Total distributions	(1.987)	(3.959)	(3.530)	(3.765)	(5.404)	(4.479)
Net asset value, end of period	$93.50	$91.48	$93.71	$91.75	$109.19	$114.93
Total Return C,D	4.41%	1.88%	6.13%	(12.69)%	(.28)%	9.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.48% H	4.35%	3.93%	2.79%	2.23%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$3,119,027	$2,930,592	$2,896,776	$2,458,557	$2,404,652	$7,119,394
Portfolio turnover rate I	119 % H	196%	205%	188%	178% J	169%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than $.0005 per share.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,629,338
Gross unrealized depreciation	(143,972,672)
Net unrealized appreciation (depreciation)	$(114,343,334)
Tax cost	$3,429,464,584

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(38,447,660)
Long-term	(106,416,706)
Total capital loss carryforward	$(144,864,366)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	752,234,970	669,952,448
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity VIP Investment Grade Central Fund	276	-	-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,272.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares as shown below.

Fund	Ownership %
VIP Asset Manager 50% Portfolio	9.2%
VIP Asset Manager 70% Portfolio	1.6%
VIP Balanced Portfolio	89.2%
9. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.831205.119
VIGC-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025